                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-8006

                        MORGAN GRENFELL INVESTMENT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                                Daniel O. Hirsch
                        Morgan Grenfell Investment Trust
                                One South Street
                           Baltimore, Maryland 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       4/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Municipal Bond Fund

Scudder Short-Term Municipal Bond Fund

Semiannual Report to Shareholders

April 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Municipal Bond Fund	Nasdaq Symbol	CUSIP Number
Institutional Class	MGMBX	81116P 782
Investment Class	MMBSX	81116P 774
Scudder Short-Term Municipal Bond Fund
Class A	SRMAX	81116P 725
Class B	SRMBX	81116P 717
Class C	SRMCX	81116P 691
Institutional Class	MGSMX	81116P 683
Investment Class	MSMSX	81116P 675

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary April 30, 2003

Scudder Municipal Bond Fund

Average Annual Total Returns*

Scudder Municipal Bond Fund	6-Month***	1-Year	3-Year	5-Year	10-Year
Institutional Class	3.52%	7.38%	7.30%	5.32%	6.01%
Lehman Brothers 5-Year G.O. Index+	3.38%	7.65%	7.79%	6.00%	5.69%

Scudder Municipal Bond Fund	6-Month***	1-Year	3-Year	5-Year	Life of Class**
Investment Class	3.67%	7.39%	7.13%	5.13%	5.17%
Lehman Brothers 5-Year G.O. Index+	3.38%	7.65%	7.79%	6.00%	5.81%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

*** Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Institutional Class	Investment Class
Net Asset Value: 4/30/03	$ 11.32	$ 11.35
10/31/02	$ 11.20	$ 11.20
Distribution Information: Six Months: Income Dividends	$ .27	$ .26

Institutional Class Lipper Rankings* - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	62	of	135	46
3-Year	52	of	103	50
5-Year	49	of	97	50
10-Year	3	of	41	8

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $250,000 Investment*
[] Scudder Municipal Bond Fund - Institutional Class [] Lehman Brothers 5-Year G.O. Index+

Yearly periods ended April 30

Comparative Results*
Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $250,000	$268,450	$308,825	$324,025	$447,950
	Average annual total return	7.38%	7.30%	5.32%	6.01%
Lehman Brothers 5-Year G.O. Index+	Growth of $250,000	$269,125	$313,075	$334,625	$434,700
	Average annual total return	7.65%	7.79%	6.00%	5.69%

The growth of $250,000 is cumulative.

Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$10,739	$12,294	$12,839	$13,362
	Average annual total return	7.39%	7.13%	5.13%	5.17%
Lehman Brothers 5-Year G.O. Index+	Growth of $10,000	$10,765	$12,523	$13,385	$13,775
	Average annual total return	7.65%	7.79%	6.00%	5.81%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.
+ The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Scudder Short-Term Municipal Bond Fund

Average Annual Total Returns*

Scudder Short-Term Municipal Bond Fund	6-Month**	1-Year	3-Year	5-Year	Life of Class***
Institutional Class	2.15%	5.01%	5.37%	4.58%	5.20%
Lehman Brothers 1-Year G.O. Index+	1.50%	3.22%	4.72%	4.40%	4.57%

Scudder Short-Term Municipal Bond Fund	6-Month**	1-Year	3-Year	5-Year	Life of Class****
Investment Class	2.14%	4.76%	5.12%	4.39%	4.38%
Lehman Brothers 1-Year G.O. Index+	1.50%	3.22%	4.72%	4.40%	4.39%

** Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class	Investment Class
Net Asset Value: 4/30/03	$ 10.41	$ 10.40	$ 10.40	$ 10.40	$ 10.40
2/28/03 (Inception date for Class A, B and C)	$ 10.40	$ 10.40	$ 10.40	-	-
10/31/02 (Institutional and Investment Class)	-	-	-	$ 10.34	$ 10.33
Distribution Information: Six Months: Income Dividends	$ .05	$ .04	$ .04	$ .17	$ .16

Institutional Class Lipper Rankings* - Short Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	2	of	47	5
3-Year	5	of	37	14
5-Year	3	of	32	7

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $250,000 Investment*
[] Scudder Short-Term Municipal Bond Fund - Institutional Class [] Lehman Brothers 1-Year G.O. Index+

Yearly periods ended April 30

Comparative Results*
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class***
Institutional Class	Growth of $250,000	$262,525	$292,500	$312,675	$377,875
	Average annual total return	5.01%	5.37%	4.58%	5.20%
Lehman Brothers 1-Year G.O. Index+	Growth of $250,000	$258,050	$287,100	$310,025	$358,900
	Average annual total return	3.22%	4.72%	4.40%	4.57%

The growth of $250,000 is cumulative.

Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class****
Investment Class	Growth of $10,000	$10,476	$11,615	$12,397	$12,606
	Average annual total return	4.76%	5.12%	4.39%	4.38%
Lehman Brothers 1-Year G.O. Index+	Growth of $10,000	$10,322	$11,484	$12,401	$12,620
	Average annual total return	3.22%	4.72%	4.40%	4.39%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
*** The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.
****Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.
+ The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance. On the Web, go to scudder.com.

Portfolio Management Review

In the following interview, Portfolio Managers David Baldt, Ted Manges, Daniel Scholl and Susan Beck discuss the two Scudder municipal bond funds' strategy and the market environment during the six-month period ended April 30, 2003.

Q: What was the market environment for the six-month period ended April 30, 2003?

A: Over the last six months, both bonds and stocks delivered strong results. The Lehman Brothers Aggregate Bond Index1 gained 4.31%, and the Standard & Poor's 500 index (S&P 500)2 rose 4.48%. Throughout much of the period, investors remained concerned about the sluggish US economy, weak corporate earnings, the war with Iraq and the possibility of terrorist attacks.

1 Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.
2 The S&P 500 index is an unmanaged index, widely regarded as representative of the equity market in general. Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees or expenses. You cannot invest directly in an index.

In the fourth quarter of 2002, particularly in November, stocks and lower-quality bonds staged a rally on the heels of the Federal Reserve Board's decision to lower the federal funds rate by 50 basis points on November 6. At the same time, municipal bond prices generally lagged, as the interest rate cut shifted investor interest to stocks and lower-quality, higher-yielding bonds. However, in January and February 2003, worries about a war with Iraq and terrorist attacks heightened once again. Furthermore, the Federal Reserve Board's decision at its January meeting to keep interest rates unchanged, while noting a neutral bias for the economy, did little to propel the market further forward. Amid such concerns, investors once again favored municipal bonds, driving their prices higher. Prices on stocks and bonds, both taxable and tax-exempt, became more volatile in March and April 2003 in the midst of the war with Iraq.

For the period, municipal bonds delivered a cumulative return of 3.59%, as measured by the Lehman Brothers Municipal Bond Index.3 Issuance of new municipal bonds continued to be heavy, as states looked to make up for revenue shortfalls. Demand for municipal bonds also remained strong among retail and institutional buyers, as well as crossover buyers, such as insurance companies.

3 Lehman Brothers Municipal Bond Index is a broad-based total return index comprised of more than 6,000 investment-grade, fixed-rate municipal bonds with maturities of at least two years.

Q: How did Scudder Municipal Bond Fund perform for the period?

A: Scudder Municipal Bond Fund Institutional Class outperformed its benchmark and Lipper category average for the six-month period ended April 30, 2003. The fund produced a cumulative return of 3.52%, compared with 3.38% for the Lehman Brothers 5-Year General Obligation (GO) Index and 3.15% for the average fund in the Lipper Intermediate Municipal Debt Funds category.4

4 The Lipper Intermediate Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Q: How did Scudder Short-Term Municipal Bond Fund perform for the period?

A: Scudder Short-Term Municipal Bond Fund Institutional Class outperformed both its benchmark and its Lipper category average for the six-month period ended April 30, 2003. The Institutional Class produced a cumulative return of 2.15%, compared with 1.50% for the Lehman Brothers 1-Year General Obligation Index and 1.74% for the Lipper Short Municipal Debt Funds category.5

5 The Lipper Short Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of less than 3 years.

Q: Will you provide us with examples of your investment strategies in both funds?

A: Since Scudder Municipal Bond Fund's inception in December 1991, we have sought to provide shareholders with a high level of federally tax-exempt income consistent with the preservation of capital, without investing exclusively in long-term bonds. In pursuit of this goal, we focused during the period on purchasing issues with intermediate maturities and early-retirement features, such as sinking funds6 and prepayment bond calls. Duration was held relatively constant during the period in line with our intermediate strategy. We also focused, during the period, on the purchase of government-backed bonds, that is, prerefunded,7 escrowed-to-maturity8 and federal agency-backed issues, since these high-quality issues offered attractive yields.

6 A sinking fund is made up of money that is put aside and held in a separate account to retire portions of bond issues at different times.
7 A prerefunded issue is an outstanding higher coupon bond whose interest is no longer paid by the issuer but is paid by a Treasury security.
8 When issuers want to refund noncallable bonds, the bonds are escrowed to maturity, meaning that money that has been put aside and held in a separate account is used to pay all of the bond's future interest and principal payments. The payments are assured and do not come from the issuer any longer.

Scudder Short-Term Municipal Bond Fund is a diversified portfolio of predominately federally tax-exempt municipal securities with a dollar-weighted effective average maturity of no longer than three years. This very short duration is intended to provide investors with an attractive investment alternative to lower-yielding tax-free money market funds. We seek to achieve relative stability of principal in the fund by investing in bonds with short-term maturities and anticipated early redemptions. We remained committed to bonds with sinking-fund retirements, and because mortgage prepayment calls offered attractive investment opportunities, we maintained our investments in these securities.

Q: How did the funds' positioning contribute to their performance during the period?

A: Many municipalities and states are currently facing significant budgetary and fiscal problems. More than 15 states are expected to raise taxes this fiscal year. As a result, we have remained focused on high-quality issues, including bonds that are government backed, escrowed to maturity or backed by bank letters of credit. This concentration in high-quality bonds aided results for both Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund, as did a stake in multifamily housing bonds. Our avoidance of bonds backed by expected tobacco-settlement payments also helped overall performance. In the first quarter of 2003, we also added bonds issued by the state of California, as we believed they offered exceptional value. In future months, we expect that state and local governments will have to cut additional expenditures, raise further revenues or issue more debt to meet their needs. We believe the portfolio is well positioned for the uncertainty that lies ahead in the municipal bond markets.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of April 30, 2003 (Unaudited)

Scudder Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 1.7%
Alabama Housing Finance Authority, Multi-Family Mortgage,The Club Apartments, RB, Series I, AMT, 5.65%, 6/1/2008	1,875,000	1,892,381
Birmingham, Alabama, Special Care Facilities Financing Authority, Methodist Home For Aging, RB, LOC: 5.0%, 3/1/2014	3,560,000	3,769,505
4.5%, 4/1/2004	15,000	15,285
5.0%, 4/1/2009	95,000	100,473
5.5%, 4/1/2014	120,000	123,098
5.75%, 4/1/2019	225,000	229,048
Birmingham, Alabama, Medical Clinic Board, Baptist Medical Centers, RB, ETM, 8.25%, 7/1/2005	160,000	167,346
Lauderdale & Florence Counties, Alabama, Public Hospital, RB, ETM, 7.0%, 7/1/2007	190,000	210,163
West Jefferson, Alabama, Amusement & Public Park Authority, Visionland Alabama Project, RB, Prerefunded @ 102, 7.5%, 12/1/2008 (e)	700,000	778,960
		7,286,259
Alaska 0.1%
Alaska State Housing Finance Corp., RB, MBIA, 6.0%, 12/1/2015	620,000	632,679
American Samoa 0.1%
Territory of American Samoa, GO, ACA, 5.75%, 9/1/2005	495,000	535,293
Arizona 1.6%
Arizona Health Facilities, Authority Hospital System Revenue Refunding, RB, ETM, MBIA, 6.25%, 9/1/2011	280,000	288,436
Maricopa County Arizona, Industrial Development Authority, Pines at Camelback Apartments Project, RB, Series A, RADIAN: 4.9%, 5/1/2006	145,000	155,747
5.0%, 5/1/2007	125,000	135,923
5.3%, 5/1/2013	310,000	331,151
Maricopa County, Arizona Samaritan Health Service, RB, ETM, 6.75%, 1/1/2004	40,000	41,505
Maricopa County, Arizona Samaritan Health Service, RB, Series B, ETM, 6.0%, 12/1/2019	3,590,000	4,227,333
Pinal County, Arizona, Community College, RB, AMBAC, 4.75%, 7/1/2009	280,000	307,882
Yuma, Arizona, Industrial Development Authority, Multi-Family Mortgage, Regency Apartments, RB, Series A, GNMA, 5.4%, 12/20/2017	1,425,000	1,448,741
		6,936,718
Arkansas 0.4%
Drew County, Arkansas, Public Facilities Board, Single Family Mortgage, RB, Series A-2, FNMA, 7.9%, 8/1/2011	79,521	80,485
Fayetteville, Arkansas, Public Facilities Board, Single Family Mortgage, RB, 7.25%, 4/1/2011	155,000	157,925
Jefferson County, Arkansas, Health Care Facility,1978 Conventional Series, RB, ETM, FSA, 7.4%, 12/1/2010	125,000	150,125
North Little Rock, Arkansas, Residential Housing Facilities, Capital Appreciation, RB, 0.0%, 12/1/2010 (b)	767,000	448,488
Rogers County, Arkansas, Sales & Use Tax Redevelopment, RB, 5.35%, 11/1/2011	755,000	756,049
Stuttgart, Arkansas, Public Facilities Board, Single Family Mortgage, RB, Series B, 7.75%, 9/1/2011	66,960	67,347
		1,660,419
California 5.1%
Abag, California, Finance Authority for Nonprofit Corporations, American Baptist Homes, COP, Series A, 5.5%, 10/1/2007	300,000	303,840
Abag, California, Finance Authority for Nonprofit Corporations, RB, Series B, Mandatory Put @100, 6.25%, 8/15/2008 (c)	2,000,000	2,139,620
California Statewide Community Housing Development, Cudahy Gardens Project, RB, Series I, AMT, LOC, 5.1%, 10/1/2012	760,000	771,757
California Statewide Community Housing Development, Cudahy Gardens Project, RB, Series I, Mandatory Put @ 100, AMT, LOC, 5.6%, 4/1/2006 (c)	925,000	943,306
California Statewide Community Housing Development, RB, Series A, GNMA, 7.0%, 4/20/2036	5,280,000	6,134,198
California Statewide Community Housing Development, Riverside Gardens Project, RB, Series J, AMT, LOC, 5.1%, 10/1/2012	670,000	680,365
Contra Costa County, California, Multi-Family Housing, Bollinger Crest Apartments, RB, Series C, AMT, FNMA, 4.85%, 5/1/2011	340,000	356,405
Delta County, California, California Home Mortgage Finance, Pacific Mortgage Backed Securities, RB, Series A, AMT, MBIA/GNMA, 6.7%, 6/1/2024	270,000	293,771
Emeryville, California, Redevelopment Agency, Residential Mortgage, RB, ETM, 7.5%, 9/1/2011	135,000	159,971
Fresno, California, Multi-Family Housing Authority, Central Valley Coalition Projects, RB, Series A, AMT, FNMA, 5.15%, 8/1/2007	175,000	178,600
Fresno, California, Multi-Family Housing Authority, Central Valley Coalition Projects, RB, Series B, AMT, FNMA, 5.15%, 8/1/2007	80,000	81,646
Fresno, California, Multi-Family Housing Authority, Woodlands Apartments Projects, RB, Series A, GNMA, 6.65%, 5/20/2008	375,000	400,429
Kern County, California, Mulit-Family Housing Authority, Pioneer Pines, RB, Series A, GNMA, 6.15%, 10/20/2043	3,000,000	3,275,130
Los Angeles, California, Community Redevelopment Agency, Angelus Plaza Project, RB, Series A, FNMA, 7.4%, 6/15/2010	2,115,000	2,338,090
Los Angeles, California, Community Redevelopment Authority, Monterey Hills Project, RB, Series B, 8.65%, 12/1/2022	35,000	35,326
Los Angeles, California, Multi-Family Housing, Earthquake Rehabilitation, RB, Series A, AMT, FNMA, 5.7%, 12/1/2027	880,000	961,602
Los Angeles, California, Multi-Family Housing, Earthquake Rehabilitation, RB, Series B, Mandatory Put @ 100, AMT, FNMA, 5.85%, 12/1/2007 (c)	2,935,000	3,163,754
Turlock, California, Public Financing Authority Revenue, RB, 5.25%, 9/1/2015	35,000	35,996
		22,253,806
Colorado 2.7%
Arvada, Colorado, Industrial Development Authority, Wanco Inc. Project, RB, AMT, LOC: 5.6%, 12/1/2012	245,000	251,532
5.8%, 12/1/2017	355,000	360,971
Aurora, Colorado, Centretech Metropolitan District, GO, Series C, Mandatory Put @ 100, LOC, 4.875%,12/1/2008 (c)	1,280,000	1,368,448
Aurora, Colorado, Single Family Mortgage Revenue, RB, Series A, 7.3%, 5/1/2010	85,000	85,322
Boulder County, Colorado, Community Hospital Project, RB, ETM, 7.0%, 7/1/2009	175,000	201,735
Colorado, Core City, Series A, GO, 5.75%, 12/15/2019	2,200,000	2,374,921
Colorado Health Facilties Revenue Authority, Weld County General Hospital Project, RB, ETM, 9.375%, 7/1/2009	160,000	196,982
Colorado Housing Finance Authority, Multi-Family Insured Mortgage, RB, AMT,Series C-3, 4.45%, 10/1/2011	500,000	512,125
Colorado Housing Finance Authority, Multi-Family Insured Mortgage, RB, Series C-3, FHA, 5.7%, 10/1/2021	1,320,000	1,321,003
Colorado Housing Finance Authority, Single Family Program, RB, AMT, 5.75%, 11/1/2004	5,000	5,024
Colorado Housing Finance Authority, Single Family Program, RB, Series A, 4.75%, 11/1/2005	35,000	37,379
Colorado Housing Finance Authority, Single Family Program, RB, Series A-3, 6.5%, 5/1/2016	340,000	356,830
Colorado Housing Finance Authority, Single Family Program, RB, Series B-2, AMT, 6.4%, 11/1/2024	385,000	399,364
Colorado Housing Finance Authority, Single Family Program, RB, Series B-3, 6.55%, 5/1/2025	480,000	499,248
Colorado Housing Finance Authority, Single Family Program, RB, Series D-1, AMT, 5.0%, 5/1/2005	25,000	25,076
Colorado Housing Finance Authority, Single Family Program, RB, Series D-3, 5.2%, 12/1/2005	725,000	773,394
Denver City & County, Colorado, Single Family Mortgage Revenue Home, Metro Mayors Caucus, RB, GNMA/FNMA/FHLMC, 5.0%, 11/1/2015	70,000	73,758
Denver, Colorado, Multi-Family Housing Revenue, RB, GNMA, 5.25%, 12/20/2022	500,000	516,455
Denver, Colorado, Multi-Family Mortgage, Buerger Brothers Project, RB, Series A, AMT, FHA, 5.1%, 11/1/2007	140,000	148,879
Denver, Colorado, Multi-Family Mortgage, Garden Court Community, RB, FHA, 4.7%, 7/1/2008	250,000	265,158
Westminster, Colorado, Multifamily Revenue Refunding, Housing, Oasis Wexford Apartments, RB, Mandatory Put @ 100, FNMA, 5.350%, 12/1/2005 (c)	275,000	289,817
Westminster, Colorado, Multi-Family Housing, Semper Village Apartments, RB, Mandatory Put @ 100, AXA, 5.95%, 9/1/2006 (c)	1,670,000	1,704,318
		11,767,739
Connecticut 0.4%
Waterbury, Connecticut, Housing Mortgage Authority, RB, Series A, AMBAC/FHA, 4.85%, 7/1/2009	820,000	820,984
Waterbury, Connecticut, Housing Mortgage Authority, RB, Series C, AMBAC/FHA, 4.85%, 7/1/2009	910,000	911,092
		1,732,076
Delaware 0.3%
Delaware Economic Development Authority, RB, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	36,545
Delaware Economic Development Authority, Wilmington Friends School Project: 6.3%, 7/1/2003	60,000	60,253
6.3%, 7/1/2004	65,000	66,544
6.3%, 7/1/2005	70,000	71,621
6.3%, 7/1/2006	75,000	76,677
6.3%, 7/1/2007	80,000	81,733
6.3%, 7/1/2008	85,000	86,153
6.3%, 7/1/2009	90,000	91,313
6.3%, 7/1/2010	95,000	95,849
6.3%, 7/1/2011	100,000	100,910
6.3%, 7/1/2012	110,000	110,713
6.3%, 7/1/2013	115,000	115,513
Wilimington, Delaware, Park Authority, RB, Series B, ETM, 7.15%, 8/1/2006	185,000	187,531
		1,181,355
District of Columbia 0.1%
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, RB, AMT, FHA, 5.0%, 2/1/2008	455,000	484,216
Florida 4.6%
Broward County, Florida, Water & Sewer Utility Revenue, RB, Prerefunded @ 100, 6.875%, 9/1/2008 (e)	215,000	240,779
Dade County, Florida, Aviation Revenue, RB, Series E, AMBAC, 5.4%, 10/1/2007	50,000	55,491
Dade County, Florida, Government Leasing Corp., COP, Series C, 9.0%, 4/1/2020	250,000	257,495
Dade County, Florida, Housing Finance Authority, Multi-Family Mortgage, Midway Point Phase I, RB, Series A, Mandatory Put @ 100, AMT, FNMA,5.9%, 6/1/2006 (c)	790,000	828,370
Dade County, Florida, Housing Finance Authority, Single Family Mortgage Revenue, RB, Series B-1, AMT, FNMA/GNMA, 6.1%, 4/1/2027	2,333,214	2,550,856
Daytona Beach, Florida, Water & Sewer Revenue, RB, Series 1978, ETM, 6.75%, 11/15/2007	310,000	352,355
FHA Insured Trust, Florida, Series 1996-1, Class A-2, Private Placement: 6.75%, 2/1/2013	606,877	619,015
7.0%, 7/1/2022	1,383,380	1,411,048
Gainesville, Florida, Utility Systems Revenue, RB, ETM, 6.3%, 10/1/2006	165,000	174,710
Hillsborough County, Florida, Series B, RB, AMBAC, 5.125%, 10/1/2017	1,250,000	1,337,663
Lee County, Florida, Industrial Development Authority, Legacy at Lehigh Project, RB, Series A, USDA Guaranteed, 6.0%, 12/1/2043	5,785,000	6,275,451
Miami Beach, Florida, Housing Authority, Section 8, RB, HUD, 6.625%, 1/15/2009	900,000	933,723
Miami, Florida, Fernando Apartments, 5.9%, 6/1/2025	1,170,000	1,241,791
Miami-Dade County, Florida, Housing Finance Authority, RB, Series A, AMT, FNMA/GNMA, 8.75%, 10/1/2009	835,000	1,008,555
Orange County, Florida, Health Facilities Authority Revenue, Advanced Health Systems, RB, ETM, 5.5%, 3/1/2017	185,000	208,736
Orange County, Florida, Housing Finance Authority, Mulit-Family Revenue, Loma Vista Project, RB, Series G, AMT, 5.45%, 9/1/2024	2,820,000	2,673,416
		20,169,454
Georgia 2.4%
Athens, Georgia, Water & Sewer Revenue, RB, ETM, 6.2%, 7/1/2008	425,000	495,512
Augusta, Georgia, Housing Rehabilitation, Multi-Family Housing, Bon Air, RB, Series C, HUD, 7.0%, 9/1/2005	415,000	421,711
Carrollton, Georgia, Housing Authority Mortgage Revenue, Carrollton Village Apts., RB, GNMA, 6.4%, 3/20/2043	1,940,000	2,186,593
Clayton County, Georgia, Multi-Family Housing Authority, Pointe South Apartments Projects, RB, AMT, FNMA, 5.75%, 1/1/2013	100,000	105,450
Fulton County, Georgia, Housing Authority, Single Family Mortgage, RB, Series A, AMT, GNMA, 6.2%, 3/1/2013	90,000	91,310
Gwinnett County, Georgia, Multi-Family Housing Authority, Singleton-Oxford Association, Series A, RB, Mandatory Put @ 100, FNMA, 5.500%, 4/1/2006 (c)	945,000	988,621
Marietta, Georgia, Housing Authority Multifamily Revenue, Wood Glen, Gables Realty LP, RB, Mandatory Put @ 100, FNMA, 4.750%, 7/1/2004 (c)	4,000,000	4,031,440
Savannah, Georgia, Economic Development Authority Revenue, College of Art & Design, RB: 6.2%, 10/1/2009	1,070,000	1,181,430
6.5%, 10/1/2013	800,000	873,120
St. Marys, Georgia, Housing Authority, Multi-Family Mortgage, Cumberland Oaks Apartments, RB, Series A, FHA, 7.25%, 9/1/2005	170,000	170,639
St. Marys, Georgia, Housing Authority, Multi-Family Mortgage, Pines Apartments, RB, Series C, FHA, 7.25%, 10/1/2005	75,000	75,281
		10,621,107
Hawaii 1.3%
Hawaii Housing & Community Development, Multi-Family Revenue, Sunset Villas, RB, GNMA: 5.7%, 7/20/2031	1,090,000	1,156,817
5.75%, 1/20/2036	2,395,000	2,546,053
Hawaii Housing Finance & Development Corp., Single Family Mortgage, Series A, RB, AMT, FNMA, 5.2%, 7/1/2012	1,915,000	2,015,250
Honolulu, Hawaii, Housing Authority, Multi-Family Mortgage, Waipahu Towers Project, RB, Series A, AMT, GNMA, 6.9%, 6/20/2005	100,000	105,304
		5,823,424
Idaho 1.6%
Bingham County, Idaho, Industrial Development Co., Supreme Potatoes Inc. Project, RB, AMT, LOC: 4.95%, 11/1/2003	240,000	243,742
5.05%, 11/1/2004	260,000	271,092
5.15%, 11/1/2005	265,000	275,544
5.2%, 11/1/2006	290,000	300,678
5.3%, 11/1/2007	305,000	314,806
5.4%, 11/1/2008	325,000	334,123
5.5%, 11/1/2009	355,000	363,615
5.6%, 11/1/2010	80,000	81,658
5.7%, 11/1/2011	85,000	86,599
5.8%, 11/1/2012	90,000	91,649
Idaho Housing & Finance Association, RB, Series A, Class III, AMT, 5.55%, 7/1/2020	2,515,000	2,637,077
Idaho Housing & Finance Association, RB, Series E-2, 5.9%, 1/1/2015	670,000	726,347
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series B, AMT, 5.65%, 7/1/2009	190,000	192,833
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series C-2, AMT, 5.25%, 7/1/2011	170,000	178,264
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series F-2, AMT, 5.1%, 7/1/2012	390,000	407,514
Idaho Housing Agency, Single Family Mortgage, RB, Series F, AMT, 5.8%, 7/1/2007	285,000	291,253
		6,796,794
Illinois 7.3%
Alton, Illinois, Hospital Facility, Alton Memorial Hospital Project, RB, ETM, 7.0%, 7/1/2005	220,000	234,414
Bedford Park, Illinois, Water Revenue, RB, Series B, AMT, ACA, 6.0%, 12/15/2008	1,325,000	1,477,282
Belleville, St. Clair County, Illinois, Single Family Mortgage Revenue, RB, ETM, 7.25%, 11/1/2009	30,000	35,292
Chicago, Illinois, Multi-Family Mortgage, Bryne Mawr/ Belle Project, RB, AMT, GNMA: 4.95%, 6/1/2005	140,000	147,834
5.25%, 6/1/2008	135,000	147,282
5.35%, 6/1/2009	135,000	146,966
5.45%, 6/1/2010	145,000	154,640
5.5%, 6/1/2011	140,000	148,306
5.55%, 6/1/2012	145,000	152,608
Davis Junction, Illinois, Solid Waste Improvements, GO, Series B, LOC: 5.5%, 4/15/2010	780,000	850,294
5.875%, 4/15/2016	60,000	64,469
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, 7.0%, 1/1/2007	130,000	144,208
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, FGIC, 7.0%, 1/1/2007	110,000	121,252
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, MBIA, 7.0%, 1/1/2007	100,000	110,229
Du Page County, Illinois, Special Services Area No. 11, 6.75%, 1/1/2014	935,000	1,059,009
Du Page County, Illinois, Special Services Area No. 26, Bruce Lake Subdivision, GO: 2.25%, 1/1/2007	45,000	48,200
5.0%, 1/1/2013	65,000	66,511
5.15%, 1/1/2014	65,000	66,529
5.25%, 1/1/2004	10,000	10,218
5.25%, 1/1/2005	40,000	41,900
5.25%, 1/1/2006	45,000	47,839
5.25%, 1/1/2008	50,000	53,293
5.25%, 1/1/2009	50,000	53,401
5.25%, 1/1/2010	55,000	58,391
5.25%, 1/1/2016	150,000	152,496
5.375%, 7/1/2003	60,000	63,669
5.5%, 1/1/2012	35,000	37,358
5.5%, 1/1/2019	255,000	258,310
5.75%, 1/1/2022	300,000	302,007
Fairfield, Illinois, Economic Development Authority, Wayne County Center Project, RB, 6.0%, 12/15/2005	225,000	240,019
Granite City, Illinois, Hospital Facilities Revenue, RB, ETM, 7.0%, 1/1/2008	135,000	152,553
Grayslake, Illinois, Multi-Family Housing, Country Squire Apartments Project, RB, Series A, FHA, 6.0%, 6/1/2005	345,000	352,697
Greater Peoria, Illinois, Airport Authority, GO, AMT, 6.5%, 12/1/2005	95,000	101,664
Illinois Development Finance Authority, Catholic Health, RB, Series A, Connie Lee Insured, 5.15%, 2/15/2006	765,000	822,299
Illinois Development Finance Authority, Community Rehabilitation Providers, RB, Series A: 5.375%, 7/1/2009	640,000	644,122
5.6%, 7/1/2019	1,915,000	1,806,937
Illinois Development Finance Authority, Debt Restructure East Saint Louis, GO, 6.875%, 11/15/2005	400,000	431,596
Illinois Development Finance Authority, Fund For Child Project, RB, Series A, 7.4%, 9/1/2004	615,000	628,450
Illinois Development Finance Authority, Section 8, RB, Series A, FHA/MBIA, 5.2%, 7/1/2008	60,000	64,224
Illinois Educational Facilities, Authority Revenue Refunding, Augustana College, RB: 4.6%, 10/1/2008	135,000	147,991
5.0%, 10/1/2013	280,000	312,558
Illinois Health Facilities Authority, Covenant Retirement Communities, RB, RADIAN, 4.6%, 12/1/2012	450,000	465,543
Illinois Health Facilities Authority, Lutheran Social Services, RB, 6.125%, 8/15/2010	635,000	622,421
Illinois Health Facilities Authority, Michael Reese Hospital & Medical Center, RB, ETM, 6.75%, 12/1/2008	250,000	287,380
Illinois Health Facilities Authority, Midwest Group LTD, RB, ACA, 5.375%, 11/15/2008	445,000	492,241
Illinois Health Facilities Revenue Authority, Community Hospital Ottawa Project, RB, 6.75%, 8/15/2014	420,000	435,901
Illinois Housing Development Authority, Multi-Family Program, RB, Series 3, HUD, 6.05%, 9/1/2010	350,000	358,922
Illinois Upper River Valley Development Authority, Waste Recovery Illinois Project, RB, AMT, 5.9%, 2/1/2014	1,875,000	1,646,531
Oak Lawn, Illinois, GO, FGIC, 5.25%, 12/1/2004	60,000	63,708
Palatine, Illinois, Tax Increment Revenue, Dundee Road Redevelopment Project, Tax Allocation, AMBAC, 5.0%, 1/1/2015	9,030,000	9,311,013
Rockford, Illinois, Faust Landmark Apartments, RB, Series A, AMT, MBIA, 5.625%, 1/1/2007	185,000	193,900
Rockford-Concord Commons, Illinois, Housing Facility, Concord Commons Project, RB, Series A, FHA: 5.55%, 11/1/2006	195,000	205,727
6.15%, 11/1/2022	1,385,000	1,448,613
Silvas, Illinois, Mortgage Revenue, RB, FHA: 4.9%, 8/1/2011	1,255,000	1,349,715
5.2%, 8/1/2017	1,285,000	1,349,597
Southwestern, Illinois, Development Authority, Wood River Township Hospital Project, RB, ETM, 6.875%, 8/1/2003	35,000	35,464
Woodridge, Illinois, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, RB, GNMA, 5.65%, 12/20/2032	1,510,000	1,572,363
		31,798,355
Indiana 1.6%
Gary, Indiana, Mortgage Redevelopment, Willow On Clark Apartments, RB, Series A, AMT, GNMA: 4.75%, 8/20/2008	220,000	233,451
5.15%, 8/20/2013	280,000	292,446
Indiana Health Facilities Finance Authority, Kings Daughters Hospital, RB, RADIAN: 5.1%, 2/15/2006	290,000	312,927
5.1%, 8/15/2006	300,000	326,970
5.25%, 2/15/2008	305,000	335,046
5.35%, 8/15/2009	330,000	360,743
Indiana Health Facility Authority Revenue, Memorial Hospital RB, RADIAN, 5.125%, 2/15/2017	1,250,000	1,305,613
Indiana Health Facility, Floyd Memorial Hospital, RB: 4.8%, 2/15/2007	265,000	282,649
4.85%, 2/15/2006	505,000	537,214
4.85%, 2/15/2008	255,000	271,733
4.95%, 2/15/2009	245,000	260,925
Indiana Toll Finance Authority, Toll Road Revenue, RB, 5.0%, 7/1/2014	2,000,000	2,001,419
Lawrence, Indiana, Multi-Family Housing, Revenue Refunding, Pinnacle Apartments, RB, AMT, FNMA, 5.05%, 1/1/2008	240,000	254,702
Vigo County, Indiana, Hospital Authority, RB, ETM, 6.875%, 4/1/2004	20,000	20,944
		6,796,782
Kansas 0.4%
Kansas Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project, RB, AMT, LOC, 5.3%, 10/1/2007	155,000	155,136
Kansas Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project, RB, Mandatory Put @ 100, AMT, LOC, 5.6%,10/1/2007 (c)	780,000	781,170
Labette & Cowley County, Kansas, Single Family Mortgage, RB, Series A-2, GNMA, 7.65%, 12/1/2011	25,000	25,142
McPherson, Kansas, Electric Utility Revenue, RB, Prerefunded @ 100, ETM, 5.9%, 3/1/2007 (e)	800,000	899,280
Merriam, Kansas, Hospital Revenue, Shawnee Mission Medical Center, RB, ETM, 6.9%, 6/1/2005	105,000	110,841
		1,971,569
Kentucky 1.5%
Kentucky Turnpike Authority, RB, ETM: 6.125%, 7/1/2007	457,000	499,771
6.625%, 7/1/2008	210,000	235,637
Louisville, Kentucky, Healthcare Facilities Revenue, RB, GNMA, 6.65%, 12/20/2030	5,125,000	5,686,290
Owensboro, Kentucky, Electric Light & Power, RB, ETM, 10.5%, 1/1/2004	20,000	21,237
		6,442,935
Louisiana 2.9%
Iberia, Louisiana, Single Family Mortgage, RB, 7.375%, 1/1/2011	130,000	134,134
Lafourche Parish, Louisiana, Housing Authority, Multi-Family Mortgage Revenue, City Place II Project, RB, GNMA, 6.7%, 1/20/2040	2,665,000	2,978,511
Louisiana Housing Finance Agency, Malta Square Project, RB, AMT, GNMA: 6.45%, 9/1/2027	470,000	505,814
6.5%, 9/1/2038	1,220,000	1,312,671
Louisiana Public Facilities Authority, Multi-Family Housing, Oakleigh Apartments Project, RB, AXA: 5.85%, 3/15/2004	235,000	235,766
5.95%, 3/15/2005	250,000	250,735
Louisiana Public Facility Authority, Single Family Mortgage, RB, Series A, 7.375%, 10/1/2012	65,000	66,440
Louisiana Public Facility Authority, Single Family Mortgage, RB, Series C, 8.45%, 12/1/2012	69,630	71,236
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, RB, ETM, 7.875%, 7/1/2009	370,000	433,773
New Orleans, Louisiana, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,745,000	4,434,754
Tensas Parish County, Louisiana, GO, 7.0%, 9/1/2018	1,885,000	2,206,656
		12,630,490
Maine 0.0%
Bucksport, Maine, Solid Waste Disposal Revenue, Champ International Corp. Project, RB, 6.25%, 5/1/2010	100,000	101,148
Maine Finance Revenue Authority, Electronic Rate Stabilization, RB, AMT, FSA, 5.2%, 7/1/2018	65,000	66,944
		168,092
Maryland 0.8%
Baltimore County, Maryland, Mortgage Revenue, Three Garden Village Project, RB, Series A, FHLMC, 4.8%, 1/1/2013	450,000	469,503
Baltimore, Maryland, City Housing Corporate Revenue, RB, HUD, 7.75%, 10/1/2009	285,000	288,848
Cecil County, Maryland, Economic Development Authority, Northeast Plaza Association, Series A, 6.875%, 1/15/2008	250,000	250,688
Cecil County, Maryland, Economic Development Authority, Northeast Plaza Association, Series B, 6.875%, 1/15/2010	360,000	359,262
Frederick County, Maryland, Economic Redevelopment Authority, Northhampton, RB, Series A, FHA, 5.9%, 2/1/2005	50,000	50,975
Prince Georges County, Maryland, Housing Authority, Single Family Mortgage Revenue, RB, FNMA/GNMA/FHLMC, 7.0%, 8/1/2033	1,795,000	2,071,105
		3,490,381
Massachusetts 4.3%
Boston, Massachusetts, Deutsches Altenheim, RB, Series A, FHA, 5.95%, 10/1/2018	525,000	582,666
Boston, Massachusetts, Industrial Development Finance Authority, North End Community, RB. Series A, FHA, 6.45%, 8/1/2037	1,390,000	1,666,527
Massachusetts Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliate, RB, RADIAN, 4.85%, 9/1/2013	310,000	323,172
Massachusetts Development Finance Agency, Worchester Redevelopment Authority, RB, RADIAN, 6.0%, 6/1/2024	1,050,000	1,166,813
Massachusetts Educational Loan Authority, RB, Series A, AMT, MBIA, 7.25%, 1/1/2009	220,000	221,437
Massachusetts Health & Education Authority, Beth Israel Hospital, RB, ETM, 5.75%, 7/1/2006	40,000	42,484
Massachusetts Housing Finance Agency, Housing Revenue, RB, Series D, AMT, AMBAC, 5.5%, 7/1/2013	1,315,000	1,404,289
Massachusetts Housing Finance Agency, RB, Series A, AMT, MBIA, 6.125%, 12/1/2011	175,000	183,243
Massachusetts Industrial Finance Agency Revenue, Assisted Living Facilities, Arbors at Taunton, RB, AMT, FHA, 7.125%, 2/1/2036	2,200,000	2,443,759
Massachusetts Industrial Finance Agency, Assisted Living Facilities, Arbors at Taunton, RB, AMT, GNMA, 5.3%, 6/20/2019	375,000	391,181
Massachusetts Industrial Finance Agency, Draper Place Project, RB, AMT, GNMA: 5.4%, 8/20/2012	260,000	286,783
6.45%, 8/20/2039	4,490,000	4,971,237
Massachusetts Industrial Finance Agency, Higher Education, Hampshire College Project, RB, 5.8%, 10/1/2017	1,655,000	1,720,422
Somerville, Massachusetts, Multi-Family Housing Revenue, RB, GNMA, 4.6%, 11/20/2015	3,035,000	3,172,849
		18,576,862
Michigan 1.2%
Battle Creek, Michigan, Economic Development Authority, Kellogg Company Project, RB, 5.125%, 2/1/2009	240,000	248,947
Detroit, Michigan, Water Supply, RB, ETM, 8.875%, 1/1/2005	225,000	243,815
Grand Rapids Charter Township, Michigan, Porter Hills Obligated Group, RB, 5.2%, 7/1/2014	890,000	918,952
Kalamazoo, Michigan, Economic Development Corp., Revenue Refunding, RB, 5.75%, 5/15/2005	100,000	101,908
Michigan Higher Education Facilty Authority Revenue, Thomas M. Cooley Law School, RB, LOC, 5.35%, 5/1/2015	1,200,000	1,265,207
Michigan Hospital Finance Revenue Authority, Ascension Health Credit, RB, Series B, Mandatory Put @ 100, 5.05%, 11/15/2004 (c)	500,000	526,445
Michigan Housing Development Authority, RB, Series B, 6.3%, 12/1/2003	200,000	201,490
Michigan Housing Development Authority, RB, Series D, AMT, AMBAC: 5.05%, 12/1/2007	95,000	103,093
5.15%, 12/1/2008	95,000	103,426
5.25%, 12/1/2009	95,000	102,218
5.35%, 12/1/2010	95,000	101,329
Michigan Strategic Fund Obligation, Ford Motor Credit, RB, Series A, 7.1%, 2/1/2006	650,000	693,758
Michigan Strategic Fund Obligation, The Oxford Institute, RB, Series A, ETM, 7.875%, 8/15/2005	165,000	180,840
Petoskey, Michigan, Hospital Finance Authority, RB, ETM, 6.7%, 3/1/2007	375,000	414,540
Saginaw, Michigan, Hospital Finance Authority, Saint Luke Hospital, RB, ETM, 7.5%, 11/1/2010	225,000	268,486
		5,474,454
Minnesota 1.9%
Dakota County, Minnesota, Housing & Redevelopment Authority, RB, AMT, FNMA/GNMA, 5.75%, 10/1/2004	35,000	36,711
Eden Prairie, Minnesota, Multi-Family Housing Revenue, Rolling Hills Project, RB, GNMA, 6.2%, 2/20/2043	2,430,000	2,717,858
Minnesota, White Earth Band of Chippewa, RB, ACA, 7.0%, 12/1/2011	2,000,000	2,280,240
Rochester, Minnesota, Saint Mary's Hospital, RB, ETM, 5.75%, 10/1/2007	320,000	348,992
Sartell, Minnesota, Pollution Control Revenue, RB, 6.95%, 10/1/2012	3,000,000	3,097,200
		8,481,001
Mississippi 1.3%
Corinth & Alcorn Counties, Mississippi, Magnolia Regional Health Center, RB, Series B, 5.125%, 10/1/2010	660,000	679,747
Jackson, Mississippi, Housing Authority, Multi-Family Revenue, The Woodlands, RB, Series A, AMT, FSA, 5.3%, 4/1/2019	490,000	502,475
Lee County, Mississippi, Hospital Systems Revenue, North Mississippi Medical Center Project, RB, ETM, 6.8%, 10/1/2007	270,000	301,042
Lincoln County, Mississippi, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, RB, RADIAN, 5.5%, 4/1/2018	1,345,000	1,416,810
Mississippi Business Financial Corp., Mississippi Retirement Facilities Revenue Refunding, Wesley Manor, RB, Series A, GNMA, 5.45%, 5/20/2034	2,695,000	2,792,290
Mississippi Home Corp., Single Family Mortgage, Access Program, RB, Series A, AMT, GNMA, 5.0%, 6/1/2004	25,000	25,848
		5,718,212
Missouri 1.0%
Boone County, Missouri, Industrial Development Authority, Otscon Inc. Project, RB, Mandatory Put @ 100, AMT, LOC, 5.125%, 5/1/2005 (c)	1,550,000	1,560,679
Bridgeton, Missouri, Industrial Development Authority, Mizpah Assisted Living, RB, GNMA, 5.25%, 12/20/2019	170,000	178,245
Missouri Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, RB, Series A, LOC, 4.75%, 9/1/2007	170,000	185,548
Missouri Housing Development Community, Single Family Mortgage, RB, AMT, GNMA, 6.625%, 12/1/2017	125,000	126,481
Missouri Rehabilitation Center Project, COP, Series A, 6.0%, 11/1/2015	100,000	109,589
Pacific & Franklin Counties, Missouri, Industrial Development Authority, Clayton Corp. Project, RB, AMT, LOC: 6.2%, 5/1/2012	720,000	757,210
6.45%, 5/1/2017	720,000	757,656
St. Louis, Missouri, Land Clearance Redevelopment Authority, Westminsters Place Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.95%, 4/1/2007 (c)	450,000	499,172
		4,174,580
Montana 0.0%
Missoula County, Montana, Community Hospital, ETM, 7.125%, 6/1/2007	238,000	264,259
Nebraska 0.8%
Clay County, Nebraska, Industrial Development Revenue, Hybrids Cooperative Project, RB, AMT LOC, 5.25%, 3/15/2014	1,610,000	1,645,790
Fillmore County, Nebraska, Industrial Development Revenue, O'Malley Grain Inc. Project, RB, AMT, LOC: 5.0%, 12/1/2010	45,000	46,057
5.0%, 12/1/2011	180,000	182,921
5.1%, 12/1/2012	135,000	137,071
5.2%, 12/1/2013	195,000	197,931
Nebraska Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, RB, FNMA, 4.875%, 1/1/2008	490,000	518,944
Woolworth, Nebraska, Housing Mortgage Development Corp., Section 8 Assisted Project, RB, MBIA, 5.35%, 7/1/2021	690,000	690,200
		3,418,914
Nevada 0.5%
Nevada Housing Division, Austin Crest Project, RB, AMT, FNMA, 5.5%, 10/1/2009	290,000	313,882
Nevada Multi Unit Housing, Saratoga Palms, RB, AMT, FNMA, 5.9%, 4/1/2006	235,000	255,748
Nevada Housing Division, Single Family Program, RB, Series A, AMT, 6.35%, 10/1/2007	220,000	227,060
Nevada Housing Division, Single Family Mortgage, RB, Series B-1, 4.95%, 4/1/2012	350,000	368,781
Nevada Housing Division, Single Family Program, RB, Series B-1, 6.2%, 10/1/2015	325,000	336,118
Nevada Housing Division, Single Family Mortgage, RB, Series B, AMT, 6.45%, 10/1/2007	180,000	183,888
Nevada Housing Division, Single Family Mortgage, RB, Series C-1, AMT, 5.45%, 4/1/2010	200,000	205,222
Nevada Housing Division, Single Family Mortgage, RB, Series E, AMT, 6.0%, 10/1/2009	180,000	189,839
		2,080,538
New Hampshire 1.7%
Manchester, New Hampshire, Housing & Redevelopment Revenue Authority, RB, ACA, 6.05%, 1/1/2012	3,580,000	3,990,877
New Hampshire Higher Education & Health Authority, Franklin Pierce College, RB ACA: 5.0%, 10/1/2009	375,000	407,475
5.125%, 10/1/2013	1,200,000	1,262,340
New Hampshire Higher Education & Health Authority, River College, RB: 4.75%, 1/1/2005	130,000	135,314
4.85%, 1/1/2007	130,000	138,525
4.9%, 1/1/2008	145,000	153,861
5.55%, 1/1/2018	185,000	189,538
New Hampshire Higher Education & Health Facility, Kendal at Hanover Issue, RB, LOC: 5.2%, 10/1/2006	625,000	626,400
5.3%, 10/1/2007	475,000	475,955
		7,380,285
New Jersey 0.6%
Carlstadt, New Jersey, Sewer Authority, Sewer Revenue, RB, 5.25%, 1/1/2007	75,000	79,616
Gloucester County, New Jersey, Import Authority, Electric Mobility Project, RB, AMT, County Guaranteed: 4.5%, 11/1/2003	100,000	101,604
4.6%, 11/1/2004	105,000	109,941
4.7%, 11/1/2005	105,000	112,810
4.75%, 11/1/2006	110,000	120,418
4.8%, 11/1/2007	115,000	126,677
5.0%, 11/1/2008	125,000	137,806
5.0%, 11/1/2010	215,000	231,069
New Jersey Economic Development Authority, Cadbury Corp. Project, RB, Series A, ACA: 4.75%, 7/1/2003	230,000	231,148
4.85%, 7/1/2004	265,000	274,148
New Jersey Education Facility Authority, Caldwell College, RB, Series A, 7.25%, 7/1/2025	835,000	868,884
Secaucus, New Jersey, Municipal Utilities Authority, Sewer Revenue, RB, ETM, 6.875%, 12/1/2008	55,000	62,602
		2,456,723
New Mexico 1.6%
Albuquerque, New Mexico, Class B-2, CMO, FGIC, 0.0%, 5/15/2011 (b)	1,619,000	890,385
Bernalillo County, New Mexico, Multi-Family Housing Revenue, Mountain View Cabins, RB, AMT, Series A, GNMA, 7.5%, 9/20/2033	2,500,000	2,855,400
Bernalillo County, New Mexico, Multi-Family Housing, Sunchase Apartments, Series A, Mandatory Put @ 100, AXA, 5.8%, 11/1/2006 (c)	1,130,000	1,160,849
New Mexico Mortgage Finance Authority, Multi-Family Housing, Sandpiper Apartments, Series A, RB, AMT, FHA, 6.05%, 7/1/2028	1,335,000	1,433,216
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, RB, FHLMC/FNMA/GNMA: 5.5%, 7/1/2017	165,000	174,392
5.6%, 7/1/2028	345,000	358,293
		6,872,535
New York 3.0%
Albany, New York, Housing Authority, Lark Drive Associates, RB, AMT, LOC: 5.2%, 12/1/2013	40,000	42,093
5.4%, 12/1/2018	40,000	41,814
5.5%, 12/1/2028	265,000	275,391
Cattaraugus County, New York, Industrial Development Agency, Jamestown Community College, RB, Series A, 5.75%, 7/1/2008	350,000	383,975
East Rochester, New York, Housing Authority, St. Johns Meadow, RB, Series A, FHA, 5.125%, 8/1/2018	600,000	625,224
New York Capital District Youth Center Lease, RB, LOC, 6.0%, 2/1/2017	375,000	405,008
New York Dormitory Authority, Capital Appreciation, Prerefunded, RB, Series C, ETM, FSA, 0.0%, 7/1/2004 (b) (e)	125,000	117,773
New York Dormitory Authority, Hunts Point Multi Service Center, RB, 5.625%, 7/1/2022	2,255,000	2,405,137
New York Dormitory Authority, Lutheran Nursing Home, RB, AMBAC/FHA, 5.125%, 2/1/2018	975,000	1,042,314
New York Dormitory Authority, Nursing Home, RB, MBIA/FHA, 6.1%, 8/1/2041	1,000,000	1,094,980
New York Dormitory Revenue Authority, State University Education Facilities, RB, 5.0%, 5/15/2010	300,000	325,743
New York Triborough Bridge & Tunnel Authority, Convention Center Project, RB, Series E, 7.25%, 1/1/2010	355,000	417,285
New York, GO, Series C, AMBAC, 5.375%, 10/1/2011	1,000,000	1,091,830
New York, New York, Housing Development Corp., Multi-Family Housing, RB, Series B, FHA, 5.7%, 11/1/2013	1,305,000	1,331,256
New York, New York, Industrial Development Agency, College of Aeronautics Project: 5.0%, 5/1/2006	345,000	364,875
5.2%, 5/1/2009	205,000	216,892
Oneida County, New York, Industrial Development Agency, RB, LOC, 5.0%, 3/1/2014	600,000	632,424
Onondaga County, New York, Industrial Development Agency, Civic Facility Revenue, Lemoyne College Project, RB, Series A: 5.0%, 3/1/2007	180,000	193,358
5.5%, 3/1/2014	410,000	431,988
Syracuse, New York, Housing Authority, Loretto Rest Homes, RB, Series A, FHA, 5.0%, 8/1/2007	1,125,000	1,248,559
Yates County, New York, Industrial Development Agency, Soldiers & Sailors Memorial Hospital, RB, FHA, 5.5%, 2/1/2019	540,000	567,059
		13,254,978
North Carolina 0.2%
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation Inc., RB, ACA, 6.0%, 8/15/2010	295,000	335,734
North Wilkesboro, North Carolina, Housing Development Corp., Multi-Family Revenue, Wilkes Tower, RB, Series A, FNMA/FHA, 6.35%, 10/1/2022	200,000	205,696
Wake County, North Carolina, Hospital Revenue, RB, ETM, 6.25%, 1/1/2008	235,000	259,851
		801,281
North Dakota 0.6%
Fargo, North Dakota, Hospital Revenue, Meritcare Hospital, RB, MBIA, 5.6%, 6/1/2013	1,250,000	1,377,500
North Dakota Housing Financial Agency Revenue, Housing Finance Program, RB, Series B, AMT, FHLB: 4.0%, 7/1/2010	350,000	358,428
4.125%, 7/1/2011	350,000	356,185
North Dakota Housing Financial Agency Revenue, Housing Finance Program, RB, Series D, AMT: 4.55%, 7/1/2008	80,000	85,105
4.85%, 7/1/2011	110,000	114,635
4.95%, 1/1/2012	110,000	114,140
5.0%, 1/1/2013	110,000	113,455
		2,519,448
Ohio 2.0%
Bridlewood Village Apartments, Ohio, Participation Certificate, Class A, FHA, 5.6%, 9/1/2021	1,555,619	1,584,195
Cuyahoga County, Ohio, Mortgage Revenue, RB, AMT, GNMA, 5.2%, 9/20/2009	205,000	222,224
Cuyahoga County, Ohio, Multi-Family Housing, Water Street Association, RB, AMT, GNMA, 6.25%, 12/20/2036	975,000	1,058,089
Hancock County, Ohio, Multi-Family Housing, Crystal Glen Apartments, RB, Series C, AMT, LOC, 5.05%, 1/1/2010	915,000	890,707
Jefferson County, Ohio, GO, RADIAN, 6.625%, 12/1/2005	130,000	140,322
Lucas-Palmer Housing Development Corp., Ohio, Palmer Gardens, RB, Series A, MBIA/FHA, 5.9%, 7/1/2007	225,000	239,312
Ohio Capital Corp. for Housing Mortgage Revenue, Section 8 Assisted Project, RB, Series C, FHA/MBIA: 5.1%, 7/1/2009	720,000	720,907
5.7%, 1/1/2005	75,000	76,183
Ohio Capital Corp. for Housing Mortgage Revenue, Section 8, RB, Series D, FHA, 5.55%, 8/1/2024	540,000	541,739
Ohio Capital Housing Corp. Mortgage, Georgetown Section 8, RB, Series A, FHA, 6.625%, 7/1/2022	815,000	824,234
Ohio Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, RB, ETM, 6.375%, 6/1/2007	85,000	92,772
Sandusky County, Ohio, Health Care Facilities Revenue, Bethany Place Retirement Center Project, RB, FNMA, 5.15%, 7/1/2009	70,000	77,172
Stark County, Ohio, Health Care Facility, Rose Land Inc. Project, RB, GNMA/FHA:, 5.3%, 7/20/2018	850,000	897,320
5.35%, 7/20/2023	940,000	979,377
		8,344,553
Oklahoma 0.7%
Grand River, Oklahoma, Dam Authority, RB, ETM, 6.25%, 11/1/2008	795,000	870,159
McAlester, Oklahoma, Public Works Authority, RB, ETM, FSA: 8.25%, 12/1/2004	115,000	127,621
8.25%, 12/1/2005	60,000	70,177
Oklahoma Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, RB, FNMA, 5.1%, 12/1/2007	245,000	248,486
Oklahoma Ordnance Works Authority, Ralston Purina Project, RB, 6.3%, 9/1/2015	1,500,000	1,701,646
		3,018,089
Oregon 0.2%
Cow Creek Band, Oregon, Umpqua Tribe of Indians, Oregon Revenue, RB, Series B, 144A, AMBAC, 5.1%, 7/1/2012	880,000	907,975
Oregon Health Housing Educational & Cultural Facilities Authority, Cedarwest Housing, RB, Series A, AMT, LOC, 4.65%, 1/2/2008	95,000	94,679
		1,002,654
Pennsylvania 9.7%
Allegheny County, Pennsylvania, Hospital Development Authority, North Hills Passavant Hospital, RB, ETM, 6.75%, 7/1/2005	135,000	142,933
Allegheny County, Pennsylvania, Residential Finance Authority, Single Family Mortgage, RB, Series CC-2, GNMA, 5.2%, 5/1/2017	245,000	258,916
Allentown, Pennsylvania, Hospital Authority, Sacred Heart Hospital of Allentown, RB, 6.2%, 11/15/2003	90,000	90,034
Beaver County, Pennsylvania, Industrial Development Authority, Health Care Revenue Refunding, RB, GNMA, 4.85%, 5/20/2010	1,865,000	2,030,724
Berks County, Pennsylvania, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, RB, Series A, FNMA, 5.15%, 1/1/2019	1,610,000	1,649,043
Bucks County, Pennsylvania, Saint Mary's Hospital Authority, RB, ETM, 6.625%, 7/1/2004	40,000	41,672
Chester County, Pennsylvania, Health & Education Facility, Immaculata College, RB: 5.0%, 10/15/2006	265,000	267,292
5.0%, 10/15/2007	310,000	312,114
5.1%, 10/15/2008	120,000	120,589
5.125%, 10/15/2009	230,000	230,948
5.3%, 10/15/2011	280,000	280,706
Clearfield, Pennsylvania, Hospital Revenue Authority, Clearfield Hospital Project, RB, 6.875%, 6/1/2016	815,000	826,581
Cumberland County, Pennsylvania, Municipal Revenue Authority, Presbyterian Homes Project, RB, 6.0%, 12/1/2006	1,210,000	1,210,315
Delaware County, Pennsylvania, College Revenue Authority, RB Series B, 5.5%, 10/1/2019	2,025,000	2,022,732
Delaware County, Pennsylvania, Housing Authority, Dunwoody Village Project, RB: 5.625%, 4/1/2009	130,000	130,214
6.125%, 4/1/2020	100,000	106,375
Erie, Pennsylvania, Higher Education Building Authority, Gannon University Project, RB, Series E, 5.2%, 7/15/2016	800,000	816,008
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB: 5.75%, 3/15/2012	110,000	115,266
5.85%, 3/15/2017	325,000	336,102
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB, Series B, 5.75%, 3/15/2013	1,370,000	1,436,335
Fayette County, Pennsylvania, Hospital Authority, Uniontown Hospital, RB, Connie Lee Insured: 5.2%, 6/15/2004	210,000	219,015
5.45%, 6/15/2007	340,000	377,431
Lancaster, Pennsylvania, Sewer Authority, RB, ETM, 6.0%, 4/1/2012	90,000	102,914
Mifflin County, Pennsylvania, Hospital Authority, RB, RADIAN, 5.45%, 7/1/2008	205,000	228,751
Montgomery County, Pennsylvania, GO, ETM, 9.0%, 8/15/2004	80,000	84,428
Montgomery County, Pennsylvania, Industrial Development Authority, ECRI Project, RB, 6.4%, 6/1/2003	75,000	75,315
Mount Lebanon, Pennsylvania, Hospital Authority, RB, ETM, 7.0%, 7/1/2006	145,000	157,193
Pennsylvania Delaware River Port Authority, RB, ETM, 6.5%, 1/15/2011	110,000	128,477
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, University of the Arts, RB, RADIAN, 5.5%, 3/15/2013	800,000	862,792
Pennsylvania Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, RB, Series A, MBIA, 5.4%, 11/15/2007	350,000	389,910
Pennsylvania Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, RB, Series C, MBIA, 5.875%, 11/15/2018	1,450,000	1,629,524
Pennsylvania Higher Educational Facility, Allegheny Delaware Valley Obligation, RB, Series A, MBIA: 5.6%, 11/15/2009	2,510,000	2,822,470
5.7%, 11/15/2011	2,215,000	2,492,650
Pennsylvania Higher Educational Facility, Gwynedd Mercy College, RB, 5.0%, 11/1/2008	620,000	655,383
Pennsylvania Higher Educational Facility, University of The Arts, RB, RADIAN: 4.75%, 3/15/2005	125,000	126,397
4.85%, 3/15/2006	200,000	202,082
5.1%, 3/15/2009	230,000	231,539
Pennsylvania Higher Educational Facility, Ursinus College, RB, 5.4%, 1/1/2006	190,000	205,983
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 64, AMT, 0.0%, 4/1/2030 (b)	1,575,000	1,215,034
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 65A, AMT, 4.6%, 10/1/2008	145,000	155,808
Philadelphia, Pennsylvania, Airport Revenue, RB, AMT, FGIC, 5.375%, 6/15/2012	2,600,000	2,804,906
Philadelphia, Pennsylvania, Authority for Industrial Development, Simpson Housing Project: 5.0%, 8/15/2009	240,000	243,317
5.0%, 8/15/2010	290,000	289,313
5.1%, 8/15/2011	240,000	236,462
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Centralized Comprehensive Human Servies, RB, Series A, 6.125%, 1/1/2013	3,335,000	3,384,458
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Health System, RB, Series A, AMBAC, 5.125%, 5/15/2018	1,000,000	1,041,390
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Health System, RB, Series A, FHA, 5.375%, 1/1/2028	2,645,000	2,715,569
Philadelphia, Pennsylvania, Hospitals & Higher Education Authority, RB, ACA, 6.2%, 5/1/2011	1,550,000	1,583,433
Philadelphia, Pennsylvania, Industrial Development Authority, Elmira Jefferies Memorial Home, RB, FHA, 4.75%, 2/1/2008	280,000	298,788
Philadelphia, Pennsylvania, Industrial Development Authority, Jeanes Physicians' Office, RB, Series A, 9.375%, 7/1/2010	525,000	525,672
Philadelphia, Pennsylvania, Redevelopment Authority, First Lien Mortgage, Series A, 6.5%, 1/1/2029	674,100	706,491
Philadelphia, Pennsylvania, Redevelopment Authority, Multi-Family Woodstock, RB, HUD, Section 8, 5.45%, 2/1/2023	745,000	766,635
Pittsburgh, Pennsylvania, Urban Redevelopment Authority, RB, Series C, AMT, FNMA/GNMA, 5.95%, 10/1/2029	130,000	136,283
Pottsville, Pennsylvania, Hospital Authority, Pottsville Hospital & Warne Clinic, RB, 5.5%, 7/1/2018	1,165,000	1,040,660
Scranton-Lackawanna Counties, Pennsylvania, Health & Welfare Authority, RB, 6.625%, 4/15/2007	100,000	100,413
Scranton-Lackawanna Counties, Pennsylvania, University of Scranton Project, RB, AMBAC, 5.15%, 11/1/2011	250,000	276,700
Southeastern, Pennsylvania, Greene School District, GO, ETM, 9.375%, 7/1/2003	15,000	15,208
Washington County, Pennsylvania, Hospital Revenue Authority, Canonsburg General Hospital Project, RB, Prerefunded @ 102, 7.35%, 6/1/2013 (e)	395,000	403,674
Williamsport, Pennsylvania, Multi-Family Housing Authority, RB, Series A, MBIA/FHA, 5.25%, 1/1/2015	1,145,000	1,204,758
		42,562,125
Rhode Island 0.6%
Rhode Island Industrial Facility Corp., Crystal Thermoplastics Project, Series A, AMT, 6.9%, 8/1/2014	285,000	296,047
Rhode Island Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, RB, AMT: 5.25%, 4/1/2011	230,000	242,473
5.3%, 4/1/2012	245,000	256,961
5.35%, 4/1/2013	265,000	276,946
5.4%, 4/1/2014	65,000	67,550
5.5%, 4/1/2019	305,000	308,694
5.6%, 4/1/2024	380,000	382,345
Rhode Island Stage Turnpike & Bridge Authority, RB, 5.35%, 12/1/2017	400,000	405,791
West Warwick, Rhode Island, GO, Series A, RADIAN, 7.3%, 7/15/2008	475,000	490,033
		2,726,840
South Carolina 2.7%
Columbia, South Carolina, Waterworks & Sewer Systems, RB, ETM, 7.75%, 1/1/2011	3,875,000	4,703,707
South Carolina Economic Jobs Development, Westminster Presbyterian, RB, Series A, 5.125%, 11/15/2008	525,000	553,418
South Carolina Housing Finance & Development Authority, Bryton Point Apartments Project, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,290,000	2,341,982
South Carolina Housing Finance & Development Authority, Westbury Plantation, RB, FHA, 6.05%, 7/1/2027	325,000	330,873
South Carolina Housing Finance & Development Authority, Hunting Ridge Apartments, RB, Mandatory Put @ 100, AMT, 6.75%, 6/1/2007 (c)	755,000	777,507
South Carolina Job Economic Development, Anderson Project, Series A, RB: 5.125%, 8/1/2027	250,000	244,713
5.25%, 8/1/2032	250,000	248,130
5.375%, 8/1/2043	500,000	489,475
South Carolina Job Economic Development, Caterpillar Inc. Project, RB, AMT, 5.05%, 6/1/2008	500,000	528,640
South Carolina Jobs Economic Development Revenue Authority, Ebenezer Nursing, RB, GNMA, 6.9%, 1/20/2037	1,295,000	1,466,588
		11,685,033
South Dakota 0.0%
South Dakota Housing Development Authority, Homeownership Mortgage, RB, Series A, 5.5%, 5/1/2010	155,000	156,586
Tennessee 3.7%
Greeneville, Tennessee, Health & Education Facility Board, Southern Advent Hospital, RB, ETM, 8.7%, 10/1/2009	290,000	352,249
Memphis, Tennessee, Health, Education, & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, RB, Series A, MBIA, 5.4%, 7/1/2010	465,000	509,333
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board Revenue, Homes Inc. Project, RB, Series A, 7.25%, 6/20/2036	5,870,200	6,866,667
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Homes Inc. Project, RB, Series A, Prerefunded @ 105, 9.0%,10/1/2022 (e)	185,000	240,134
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Modal Health, RB, RADIAN, 5.5%, 5/1/2023	585,000	606,633
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Open Arms Care Corp., RB, RADIAN, 5.1%, 8/1/2016	1,000,000	1,028,190
Nashville & Davidson Counties, Tennessee, Health & Education Facility Revenue Board, Multi-Family Housing, RB, Mandatory Put @ 100, FNMA, 5.2%, 2/1/2006 (c)	1,610,000	1,745,143
Nashville & Davidson Counites, Tennessee, Multi-Family Housing , Welch Bend Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.5%, 1/1/2007 (c)	1,600,000	1,767,824
Nashville & Davidson Counties, Tennessee, Multi-Family Housing, Beechwood Terrace, RB, Series A, GNMA, 6.625%, 3/20/2036	240,000	268,886
Shelby County, Tennessee, Health Educational & Housing Facility Board, Methodist Health Systems, RB, MBIA, 5.2%, 8/1/2013	1,400,000	1,489,698
Shelby County, Tennessee, Multi-Family Housing, Windsor Apartments, RB, Series A, RADIAN: 6.5%, 10/1/2007	1,000,000	1,014,930
6.75%, 10/1/2017	370,000	375,524
Shelby County, Tennessee, Public Improvements, GO, Series B, 5.25%, 11/1/2006	10,000	11,183
		16,276,394
Texas 13.1%
Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, RB, MBIA, 5.8%, 1/1/2031	200,000	211,128
Bexar County, Texas, Multi-Family Housing Revenue, Perrin Square Project, Series A, RB, GNMA, 6.55%, 12/20/2034	2,855,000	3,237,856
Bexar County, Texas, Mutli-Family Housing Revenue, Stablewood Farms, RB, GNMA, 6.25%, 7/20/2043	6,500,000	7,221,174
Bryon, Texas, Higher Education Authority, Allen Academy Project, RB, Series A: 6.5%, 12/1/2006	200,000	216,472
7.3%, 12/1/2016	1,315,000	1,357,882
Capital Area, Texas, Housing Finance Corp., IDK Partners II Trust, Series A, 6.5%, 11/1/2019	558,319	560,128
Del Rio, Texas, GO, RADIAN: 5.55%, 4/1/2011	45,000	47,683
5.65%, 4/1/2013	95,000	100,018
5.75%, 4/1/2016	45,000	46,952
5.75%, 4/1/2017	185,000	192,202
6.5%, 4/1/2010	95,000	105,632
7.5%, 4/1/2004	145,000	152,692
7.5%, 4/1/2008	95,000	112,457
7.5%, 4/1/2009	145,000	170,031
Denison, Texas, Hospital Authority, Texoma Medical Center, RB, ETM, 7.125%, 7/1/2008	95,000	108,082
Harris County, Texas, Municipal Utilities District 368, Water & Sewer Revenue, GO, RADIAN: 5.5%, 9/1/2025	780,000	800,046
5.5%, 9/1/2026	825,000	843,959
5.625%, 9/1/2027	875,000	900,016
5.625%, 9/1/2028	925,000	949,938
5.625%, 9/1/2029	730,000	749,279
5.625%, 9/1/2030	1,035,000	1,061,775
Heart of Texas Housing Finance Corp., Multi-Family Housing Revenue, RB, GNMA, 7.4%, 9/20/2035	1,000,000	1,158,210
Houston, Texas, Housing Finance Corp., RB, Series A-2, 0.0%, 6/1/2014 (b)	1,380,000	613,369
Houston, Texas, Housing Finance Corp., Series A-1, RB, 8.0%, 6/1/2014	75,000	75,299
Houston, Texas, Housing Finance Corp., Newport Apartments Project, RB, AMT, GNMA, 5.3%, 2/20/2014	705,000	748,548
Houston, Texas, Sewer Systems, RB, ETM, 6.375%, 10/1/2008	250,000	284,585
Jefferson County, Texas, Health Facilities Development Corp., Baptist Hospitals, RB, AMBAC/FHA, 5.2%, 8/15/2021	425,000	444,112
Lewisville, Texas, Combination Contract Revenue, GO, ACA: 5.625%, 9/1/2017	3,545,000	3,760,004
5.875%, 9/1/2022	4,685,000	4,976,688
North Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, RB, MBIA 5.0%, 9/1/2014	5,750,000	6,023,584
Northeast Texas, Hospital Authority, RB, ETM, 8.0%, 7/1/2008	495,000	574,537
Odessa, Texas, Housing Finance Corp., Single Family Mortgage, RB, Series A, FNMA, 8.45%, 11/1/2011	347,226	355,726
Panhandle, Texas, Regional Housing Finance Corp., Single Family Mortgage, RB, Series A, AMT, GNMA, 7.5%, 5/1/2024	185,000	186,354
Robstown, Texas, Electric Light & Power Revenue, RB: 6.0%, 12/1/2003	100,000	100,371
6.0%, 12/1/2004	100,000	100,363
6.0%, 12/1/2005	100,000	100,363
6.0%, 12/1/2006	100,000	100,363
Southeast, Texas, Housing Finance Corp., Residual Revenue Capital Appreciation, RB, 0.0%, 9/1/2017 (b)	3,315,000	1,536,933
Tarrant County, Texas, Health Facility, South Central Nursing, RB, Series A, MBIA/FHA, 6.0%, 1/1/2037	180,000	201,578
Tarrant County, Texas, Housing Finance Corp. Revenue, Multi-Family Housing, RB, GNMA: 5.5%, 9/20/2042	1,579,000	1,662,150
6.85%, 9/20/2030	2,891,000	3,287,472
6.95%, 3/20/2039	4,312,000	4,906,884
Tarrant County, Texas, Housing Finance Corp., Multi-Family Housing, Summit Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.08%, 9/1/2007 (c)	1,510,000	1,597,897
Tarrant County, Texas, Multi-Family Housing Revenue, Lost Spurs Apts., RB, GNMA, 6.75%, 9/20/2020	772,000	889,784
Texarkana, Texas, Housing Finance Corp., Summerhill, RB, Series A, GNMA, 5.55%, 1/20/2007	125,000	127,851
Texas Gulf Coast Waste Disposal Authority, Atlantic Richfield Co. Project, RB, Prerefunded @ 100, 6.5%, 2/1/2006 (e)	270,000	272,182
Texas Gulf Coast Waste Disposal Authority, Champion International Corp., RB, AMT, 6.875%, 12/1/2028	2,900,000	2,977,488
Texas Department Housing & Community Affairs, Single Family Revenue, RB, Series E, 6.0%, 9/1/2017	985,000	1,048,473
		57,256,574
Utah 1.3%
Hilldale, Utah, GO, 7.5%, 12/15/2003	60,000	60,811
Intermountain Power Agency, Utah, Power Supply Revenue, RB, Series A, ETM, MBIA, 6.15%, 7/1/2014	800,000	910,072
Provo City, Utah, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, RB, GNMA, 6.0%, 7/20/2008	285,000	300,743
Utah Housing Finance Agency, Single Family Mortgage, RB, AMT: 5.25%, 7/1/2012	150,000	159,348
5.4%, 7/1/2020	1,245,000	1,285,400
Utah Housing Finance Agency, Single Family Mortgage, RB, Series A-2, AMT, 5.4%, 7/1/2016	425,000	442,247
Utah Housing Finance Agency, Single Family Mortgage, RB, Series A-2, Class III, AMT, 5.05%, 7/1/2012	295,000	308,895
Utah Housing Finance Agency, Single Family Mortgage, RB, Series B-2, AMT, 5.25%, 7/1/2011	270,000	284,893
Utah Housing Finance Agency, Single Family Mortgage, RB, Series C, Class III, 6.25%, 7/1/2014	465,000	485,269
Utah Housing Finance Agency, Single Family Mortgage, RB, Series F-1, Class I, 5.5%, 7/1/2016	205,000	216,619
Utah Housing Finance Agency, Single Family Mortgage, Series A-2, AMT, 5.2%, 7/1/2011	235,000	243,291
Utah Housing Finance Agency, Sub-Single Family Mortgage, RB, AMBAC, 5.85%, 7/1/2007	135,000	144,901
Weber County, Utah, Municipal Building Authority, RB, RADIAN, 6.75%, 12/15/2004	685,000	727,518
		5,570,007
Vermont 0.3%
Vermont Education & Health Building Finance Authority, Norwich University Project, RB: 5.0%, 7/1/2006	275,000	291,671
5.0%, 7/1/2007	310,000	329,363
5.75%, 7/1/2013	525,000	550,924
		1,171,958
Virginia 0.9%
Chesterfield County, Virginia, Industrial Development Authority, Multi-Family Housing, Winchester Greens, RB, Standby LOC: 5.0%, 7/1/2014	170,000	179,399
5.2%, 7/1/2019	135,000	140,106
Newport News, Virginia, Industrial Development Authority, Mennowood Communities, RB, Series A, GNMA, 7.25%, 8/1/2016	860,000	952,226
Richmond, Virginia, Metro Expressway Authority, RB, ETM, AMBAC, 7.0%, 10/15/2013	2,185,000	2,611,884
Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, RB, ACA, 5.25%, 10/1/2018	165,000	170,895
		4,054,510
Washington 5.2%
Grays Harbor County, Washington, Public Utility District Number 1, RB, ETM, 5.375%, 1/1/2006	130,000	137,323
King County, Washington, Housing Authority, Housing Revenue, Vashon Community Care Center, RB, Series A, GNMA, 5.0%, 9/20/2042	5,000,000	5,775,150
King County, Washington, Housing Authority, Multi-Family Mortgage, Section 8 Assisted, RB, Series A, 7.0%, 8/1/2003	60,000	60,342
King County, Washington, Housing Authority, Multi-Family Mortgage, Section 8 Assisted, RB, Series B, 7.0%, 8/1/2003	20,000	20,113
Quinault Indian Nation, Washington, Entertainment Revenue, RB, ACA, 5.8%, 12/1/2015	300,000	321,720
Seattle, Washington, Light & Power Revenue, RB, FSA, 5.5%, 3/1/2019	5,820,000	6,332,568
Seattle, Washington, Low Income Housing Assistance Authority, Kin on Project, RB, Series A, GNMA, 7.4%, 11/20/2036	1,132,000	1,332,477
Spokane, Washington, Housing Authority, Valley 206 Apartments, RB, Series A, 5.625%, 4/1/2028	755,000	682,550
Spokane, Washington, Housing Authority, Valley 206 Apartments, RB, Series B, LOC, 5.75%, 4/1/2028	385,000	372,615
Washington Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, RB, RADIAN, 5.85%, 7/1/2012	1,000,000	1,114,840
Washington Housing Finance Commission, Convention Deferred Interest, RB, Series 4A, AMT, FNMA/GNMA, 0.0%, 12/1/2020 (b)	2,390,000	1,713,797
Washington Housing Finance Commission, Nonprofit Housing Revenue, Presbyterian Ministries, RB, Series A, ACA: 5.1%, 1/1/2014	995,000	1,015,945
5.3%, 1/1/2019	840,000	843,931
		19,723,371
West Virginia 0.4%
Beckley, West Virginia, Nursing Facility, Beckley Healthcare Corp. Project, RB, Standby LOC: 5.55%, 9/1/2008	190,000	193,963
5.7%, 9/1/2009	150,000	152,516
Harrison County, West Virginia, CMO, Series B, AMBAC, 0.0%, 10/20/2010 (b)	1,745,871	1,053,615
Marshall County, West Virginia, Capital Appreciation, RB, MBIA, 0.0%, 5/1/2014 (b)	681,000	294,424
		1,694,518
Wisconsin 2.1%
Oshkosh, Wisconsin, Hospital Facility, Mercy Medical Center. RB, Prerefunded @ 100, 7.375%, 7/1/2009 (e)	140,000	160,475
Pewaukee, Wisconsin Industrial Development Authority, Lake County Development Project, RB, AMT, LOC: 5.8%, 6/1/2004	100,000	103,294
5.9%, 6/1/2005	105,000	108,436
6.0%, 6/1/2006	130,000	134,234
Shell Lake, Wisconsin Nursing Home Revenue, Terraceview Living, RB, GNMA, 5.3%, 9/20/2018	1,160,000	1,176,484
Whitewater, Wisconsin Waterworks Systems Mortgage, RB, 7.5%, 7/1/2016	185,000	217,401
Wisconsin Health & Educational Facilities, Revenue Authority, RB, ACA, 6.0%, 5/15/2016	1,000,000	1,082,130
Wisconsin Health & Educational Facilities, Sister Sorrowful Mothers, RB, Series A, MBIA: 5.1%, 8/15/2007	850,000	939,556
5.3%, 8/15/2009	890,000	970,572
Wisconsin Health & Educational Facilities, Viterbo College Inc. Project, RB, LOC: 5.25%, 2/1/2004	110,000	112,771
5.4%, 2/1/2005	95,000	100,200
5.75%, 2/1/2012	390,000	408,962
6.0%, 2/1/2017	405,000	421,897
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, RB, Series C, FHA, 6.25%, 9/1/2017	1,315,000	1,356,278
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB, MBIA, 5.8%, 11/1/2013	1,580,000	1,623,907
Wisconsin Housing & Economic Development Authority, RB, Series B, AMT, 4.95%, 9/1/2009	305,000	327,466
		9,244,063
Wyoming 0.2%
Cheyenne, Wyoming, Federal Mineral Royalty, RB, 6.2%, 6/1/2009	625,000	633,962
Teton County, Wyoming, Hospital, St. John's Hospital, RB, ACA, 5.0%, 12/1/2003	250,000	254,685
Wyoming Community Development Authority, RB, Series 5, AMT, 5.7%, 12/1/2007	145,000	158,865
Wyoming Community Development Authority, Single Family Mortgage, RB, Series B, AMT, 8.125%, 6/1/2021	10,000	10,012
		1,057,524
Total Municipal Investments (Cost $411,416,177)		428,198,812

	Shares	Value ($)

Cash Equivalents 1.3%
Provident Institutional Municipal Cash Fund (Cost $5,458,191)		5,458,191
Total Investment Portfolio - 100.0% (Cost $416,874,368) (a)		433,657,003

(a) The cost for federal income tax purposes was $416,875,664. At April 30, 2003, net unrealized appreciation for all securities based on tax cost was $16,781,339. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,485,398 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $704,059.
(b) Zero Coupon Security.
(c) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Portfolio of Investments.
(d) Variable Rate Security. The rate reported on the Portfolio of Investments is the rate in effect as of April 30, 2003.
(e) Prerefunded Security. The prerefunded date is shown as the maturity date on the Portfolio of Investments.
The following abbreviations are used in portfolio descriptions:
AMT	Income from security may be subject to alternative minimum tax
COP	Certificate of Participation
CMO	Collateralized Mortgage Obligations
ETM	Escrowed to Maturity
GO	General Obligation
LOC	Letter of Credit
RB	Revenue Bond

The following organizations have provided underlying credit support for the securities as defined in the Portfolio of Investments:

ACA	American Capital Access
AMBAC	AMBAC Assurance Corp.
AXA	Multi-Line Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Board
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
HUD	Housing & Urban Development
MBIA	Municipal Bond Investors Assurance
RADIAN	RADIAN Asset Assurance Incorporated

The accompanying notes are an integral part of the financial statements.

Scudder Short-Term Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 91.8%
Alabama 0.5%
Alabama, Senior Care Revenue, Special Care Finance Authority, RB, ETM, 5.0%, 11/1/2005	970,000	1,016,627
Auburn, Alabama, GO, 4.85%, 11/1/2011	910,516	912,219
Auburn, Alabama, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, Series A, RB, AMT, ETM:
8.0%, 12/1/2004	200,000	219,930
Auburn, Alabama, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, Series A, RB, AMT, Prerefunded @ 103: 8.5%, 12/1/2005 (e)	25,000	29,848
8.5%, 12/1/2005 (e)	500,000	596,965
Jacksonville, Alabama, Hospital Building Authority Revenue, RB, ETM, 7.25%, 4/1/2004	245,000	257,836
		3,033,425
Alaska 0.7%
Alaska Housing Finance Corp., RB, MBIA, 6.0%, 12/1/2015	1,560,000	1,591,901
Palmer, Alaska, Hospital & Health Care Revenue, Valley Hospital Association, RB, RADIAN, 5.0%, 12/1/2008	2,250,000	2,421,923
Valdez, Alaska, Marine Terminal Revenue, ARCO Pipe Line Co. Project, RB, Prerefunded @ 100, 6.0%, 8/1/2003 (e)	355,000	359,381
		4,373,205
American Samoa 0.1%
Territory of American Samoa, GO, ACA, 6.0%, 9/1/2007	780,000	880,776
Arizona 3.7%
Arizona Health Facilities, Authority Hospital System Revenue Refunding, RB, ETM, MBIA, 6.25%, 9/1/2011	80,000	82,412
Maricopa County, Arizona Hospital Revenue, Camelback Hospital Project, RB, ETM, 7.3%, 9/1/2003	45,000	45,841
Maricopa County, Arizona, Industrial Development Authority, Lutheran Hospital & Homes, RB, ETM, 6.75%, 12/1/2003	80,000	82,234
Maricopa County, Arizona, Industrial Development Authority, Phoenix West Prison Project, Series B, RB, ACA, 4.0%, 7/1/2004 (g)	620,000	621,810
Maricopa County, Arizona, Industrial Development Authority, Samaritan Health Services, RB, ETM, MBIA, 7.15%, 12/1/2004	2,160,000	2,293,790
Maricopa County, Arizona, Samaritan Health Service, RB, ETM, 6.75%, 1/1/2004	80,000	83,010
Phoenix, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, Series B, RB, GNMA:
3.65%, 10/20/2007 (g)	505,000	509,444
4.75%, 10/20/2014 (g)	1,395,000	1,394,051
Phoenix, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, RB, AMT, FGIC, 5.625%, 7/1/2013	125,000	137,404
Tempe Arizona Industrial Development Authority, Multi-Family Revenue, RB, FHA, 5.625%, 6/1/2003	125,000	125,099
Tucson, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, Series A, RB, FNMA, 1.35%, 1/15/2032 (d)	17,200,000	17,200,000
University of Arizona, University Revenues System, RB, 5.9%, 6/1/2006	1,000,000	1,064,890
		23,639,985
Arkansas 0.2%
Arkansas Development Finance Authority, Single Family Mortgage Revenue, Series A, RB, FHA, 8.0%, 8/15/2011	235,000	240,337
Little Rock, Arkansas, Residential Housing & Public Facility Board, Series B, RB, 0.0%, 7/15/2011 (b)	205,000	118,012
Rogers, Arkansas, Residential Housing Facility Board, Innisfree Apartment Project, RB, Mandatory Put @ 100 LOC, 4.875%, 5/1/2003 (c)	930,000	930,093
Springdale, Arkansas, Residential Housing & Healthcare Facility Board, Series A, RB, FNMA, 7.65%, 9/1/2011	72,791	81,383
		1,369,825
California 6.9%
Abag, California, Finance Authority for Nonprofit Corp., Amber Court Associates, RB, FNMA, 1.4%, 12/15/2032 (d)	5,500,000	5,500,000
Abag, California, Finance Authority for Nonprofit Corp., American Baptist Homes, COP, Series A, 5.5%, 10/1/2007	250,000	253,199
Arlington Community Hospital Corp., California Revenue, RB, ETM, 8.0%, 6/1/2004	55,000	57,107
California Statewide Communities Development Authority, Multi-Family Housing Revenue, RB, AMT, FNMA, 4.7%, 10/15/2012	1,185,000	1,247,864
California Statewide Communities Development Authority, Multi-Family Housing Revenue, RB, FNMA:
4.25%, 7/1/2012	415,000	416,233
4.25%, 7/1/2012	625,000	626,856
4.5%, 1/1/2006 (g)	280,000	284,642
5.0%, 1/1/2004 (g)	150,000	150,266
5.0%, 1/1/2004	150,000	150,446
5.25%, 7/1/2022	2,000,000	2,025,160
5.25%, 7/1/2022	2,630,000	2,663,085
California Water Resource Development, GO, Series Q, 5.1%, 3/1/2008	150,000	150,428
California, Single Family Housing Revenue, Mortgage Finance Authority, RB, AMT, GNMA, 6.75%, 3/1/2029	1,880,000	1,956,666
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, RB, AMT, GNMA, 7.75%, 9/1/2026	370,000	372,372
California, Single Family Housing Revenue, Mortgage Finance Authority, RB:
Series A, 3.5%, 12/1/2007 (g)	1,871,000	1,871,299
Series A, 5.25%, 12/1/2024 (g)	1,025,000	1,032,298
Series C, 6.75%, 3/1/2024 (g)	4,699,927	4,979,478
California, Housing Finance Agency, Series M, RB, AMT, MBIA, 4.85%, 8/1/2027	585,000	589,007
California, Single Family Housing Revenue, Series D2, RB, AMT, 0.0%, 2/1/2019 (b)	4,300,000	1,802,689
California, Single Family Housing Revenue, Series N, RB, AMT, FSA, 5.15%, 8/1/2018	6,000,000	6,196,920
Foster City, California, Public Housing Revenue, Community Development Agency Tax Allocation, 6.75%, 9/1/2020	1,305,000	1,447,702
Hayward, California, Multi-Family Housing Revenue, Bay Apartment Communities, Series A, RB, FNMA, 1.35%, 6/15/2025 (d)	2,600,000	2,600,000
Los Angeles, California, Multi-Family Housing Revenue, RB, AMT, GNMA, 4.35%, 11/20/2012	720,000	728,410
Los Angeles, California, Public Facility Corp., RB, ETM, 5.4%, 8/1/2007	120,000	129,810
Placer County, California, Water Agency, Middle Fork Project, RB, 3.75%, 7/1/2012	280,000	264,009
Riverside County, California, Housing Authority, Multi-Family Housing Revenue, El Dorado Apartments Project, Mandatory Put @100, Series A, RB, FNMA, 5.4%, 6/1/2003 (c)	405,000	406,227
Rohnert Park, California, Multi-Family Housing Revenue, RB, GNMA, 1.35%, 6/15/2025 (d)	2,600,000	2,600,000
San Diego, California, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, RB, AMT, FNMA, 5.1%, 11/1/2013	1,275,000	1,341,071
Santa Clara County, California, Housing Authority, Amberwood Apartments Project, Series C, RB, FNMA, 4.75%, 10/1/2007	25,000	25,565
Vista, California, Multi-Family Housing, Pepperwood Apartments Project, Series A, RB, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,250,000	2,301,593
		44,170,402
Colorado 4.8%
Adams County, Colorado, Multi-Family Housing Revenue, Series A, RB, FNMA, 1.35%, 1/15/2014 (d)	4,800,000	4,800,000
Arapahoe County, Colorado, Public Housing Revenue Rent Housing, Hunters Run, RB, FHLMC, 1.35%, 8/1/2031 (d)	11,100,000	11,100,000
Aurora, Colorado, Industrial Development Revenue, Series A, RB, 5.375%, 12/1/2011	365,000	372,722
Aurora, Colorado, Single Family Mortgage Revenue, Series A, RB, 7.3%, 5/1/2010	45,000	45,171
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center, RB, ACA, 6.6%, 1/15/2020	400,000	418,468
Colorado Housing & Finance Authority, Multi-Family Housing Program, AMT, Series C, RB, 3.95%, 10/1/2008	800,000	830,384
Colorado Housing & Finance Authority, Multi-Family Housing Program, RB, FNMA, 1.35%, 2/15/2028 (d)	450,000	450,000
Colorado Housing & Finance Authority, Single Family Housing Program, AMT, Series E, RB, 6.25%, 12/1/2009	10,000	10,303
Colorado Housing & Finance Authority, Single Family Housing Program, Series B, RB:
4.625%, 11/1/2005	10,000	10,128
4.875%, 4/1/2007	165,000	169,833
Colorado, Sports, Expo & Entertainment Revenue, GO, Radian:
Series A, 5.625%, 12/15/2016	500,000	541,585
Series B, 5.625%, 12/15/2016	1,250,000	1,353,963
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, MBIA, 4.9%, 9/1/2010	4,500,000	4,902,480
Denver, Colorado, City and County Single Family Mortgage Revenue, RB, AMT, GNMA, 0.0%, 8/1/2029 (b)	15,125,000	3,282,730
El Paso County, Colorado, Public Housing Revenue, Series A, RB, AMT, GNMA, 4.1%, 12/20/2012	600,000	614,196
Pueblo County, Colorado, COP, 6.25%, 12/1/2010	1,510,000	1,671,902
		30,573,865
Connecticut 0.8%
Connecticut Health & Educational Facilities, Lutheran General Health Care System, RB, ETM, 7.25%, 7/1/2004	40,000	41,530
Stamford, CT, Multi-Family Housing Revenue, Housing Authority, RB, AMT, 4.75%, 12/1/2028	5,085,000	5,067,558
		5,109,088
Delaware 0.5%
Delaware Economic Development Authority Revenue, Delmarva Power & Light Co., Mandatory Put @ 100, RB, AMT, 5.65%, 7/1/2010 (c)	825,000	857,414
Delaware Economic Development Authority Revenue, Osteopathic Hospital Association of Delaware, RB, Prerefunded @ 102, 9.5%, 7/1/2004 (e)	2,200,000	2,422,640
		3,280,054
District of Columbia 1.3%
District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, RB, AMT, GNMA, 5.2%, 2/20/2009	320,000	343,619
District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, RB, AMT, FHA, 5.6%, 11/1/2010	1,200,000	1,319,196
District of Columbia, Higher Education Revenue, RB, AMBAC, 5.75%, 10/1/2016	5,985,000	6,686,083
		8,348,898
Florida 2.1%
Brevard County, Florida, Health Facility Revenue Authority, Courtenay Springs Village, RB, ETM, 7.375%, 11/15/2004	365,000	386,582
Brevard County, Florida, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, RB, GNMA, 6.5%, 9/1/2022	692,000	777,732
Brevard County, Florida, Multi-Family Housing Revenue, Mandatory Put @ 100, Series A, RB, FNMA, 6.9%, 2/1/2007 (c)	2,540,000	2,823,540
Broward County, Water & Sewer Revenue, RB, Prerefunded @100, 6.875%, 9/1/2006 (e)	125,000	139,988
Dade County, Florida, Port Authority Revenue, Series C, RB, Prerefunded @ 100, 5.5%, 4/1/2007 (e)	440,000	465,995
Dade County, Florida, Single Family Housing Revenue, Housing Financial Authority, Series B-1, RB, GNMA/FNMA, 6.1%, 4/1/2027	165,362	180,787
Daytona Beach, Florida, Water & Sewer Revenue, Series 1978, RB, ETM, 6.75%, 11/15/2007	140,000	159,128
Florida Board of Education Public Education, GO, Series C, ETM, 6.0%, 5/1/2004	1,000,000	1,028,550
Florida Board of Public Education, GO, ETM, 6.2%, 5/1/2006	500,000	514,260
Florida Housing Finance Agency, Multi-Family Housing Revenue, RB, 5.5%, 11/1/2005	160,000	160,096
Florida Housing Finance Agency, Single Family Mortgage, RB, AMT, GNMA/FNMA,: Series A, 6.55%, 7/1/2014	790,000	829,484
Series B, 6.55%, 7/1/2017	435,000	450,690
Fort Meyers, Florida, Improvement Revenue Authority, Special Assessment, Prerefunded @ 100, 7.05%, 7/1/2003 (e)	275,000	277,525
Hillsborough County, Florida Utility Refunding Revenue, RB, ETM, MBIA, 9.75%, 12/1/2003	265,000	278,250
Hillsborough County, Florida, RB, MBIA, 0.0%, 6/1/2012 (b)	1,215,000	726,898
Hillsborough County, Florida, Port District Revenue, Second Lien, RB, MBIA: 0.0%, 12/1/2008 (b)	1,565,000	1,152,982
0.0%, 6/1/2010 (b)	1,565,000	1,055,452
0.0%, 12/1/2012 (b)	1,365,000	792,860
Largo, Florida, Sewer Revenue RB, ETM, 7.0%, 10/1/2003	30,000	30,664
Miami-Dade County, Florida, Public Housing Revenue, RB, FSA, 3.9%, 12/1/2008 (g)	250,000	252,783
North Miami, Florida, Water & Sewer Revenue, RB, 5.3%, 8/1/2005	750,000	763,785
Orange County, Florida, Housing Finance Authority, Multi-Family Revenue, Palm Grove, Series H, RB, FNMA, 3.5%, 1/1/2006 (g)	115,000	115,986
Orange County, Florida, Housing Finance Authority, Multi-Family Revenue, Sun Lake Apartments Project, Series B, RB, Mandatory Put @ 100, FNMA, 5.375%, 11/1/2005 (c)	320,000	330,246
		13,694,263
Georgia 6.8%
Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Garden Apartments Project, RB, AMT, FNMA, 5.1%, 10/1/2014	365,000	382,165
Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family Revenue, COP, Mandatory Put @ 100, LOC, 4.0%, 10/1/2006 (c)	11,115,000	11,467,234
Augusta-Richmond County, Georgia, Coliseum Revenue Authority, RB, ETM, 6.3%, 2/1/2010	255,000	290,251
Canton, Georgia, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, RB, FNMA, AMT, 4.9%, 3/1/2008	380,000	409,492
Clayton County, Georgia, Multi-Family Housing Revenue, RB, 1.35%, 7/1/2032 (d)	4,300,000	4,300,000
Cobb County, Georgia, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, RB, Mandatory Put @ 100, FNMA, 4.75%, 3/1/2012 (c)	2,890,000	3,063,111
Decatur, Georgia, Industrial Development Revenue, Downtown Development Authority, RB, 5.15%, 11/1/2008	2,175,000	2,200,339
Dekalb County, Georgia, Industrial Development Authority, RB, LOC, 5.4%, 11/1/2003	65,000	65,205
Douglas County, Georgia, Housing Authority Multi-Family Housing Revenue, Millwood Park Apartments, RB, AMT, FNMA, 5.1%, 1/1/2009	340,000	362,301
Fulton County, Georgia, Housing Authority, Single Family Mortgage, Series A, RB, AMT, GNMA, 6.2%, 3/1/2013	30,000	30,437
Marietta, Georgia, Housing Authority, Multi-Family Housing Revenue, Wood Knoll, Gables Realty LP, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	495,000	498,891
Marietta, Georgia, Housing Authority, Multi-Family Housing Revenue, Wood Glen, Gables Realty LP, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	275,000	277,162
Marietta, Georgia, Housing Authority, Multi-Family Housing Revenue, Ridge Point Apartments Project, Series A, RB, Mandatory Put @ 100, 5.7%, 6/1/2005 (c)	2,630,000	2,690,858
Roswell, Georgia, Multi-Family Housing Revenue, Multi-Family Housing Authority, RB, FNMA, 1.4%, 11/15/2032 (d)	17,780,000	17,780,000
		43,817,446
Idaho 1.1%
Idaho Housing Agency, Single Family Mortgage, RB, Class I, AMT:
Series A, 5.45%, 7/1/2021	250,000	262,133
Series B-2 5.6%, 7/1/2021	250,000	264,510
Series C, 5.5%, 7/1/2021	300,000	312,939
Series E, 5.35%, 7/1/2021	300,000	312,711
Series F-1, 5.85%, 7/1/2020	370,000	393,765
Idaho Housing Agency, Single Family Mortgage, RB, AMT:
Series B-2, 6.5%, 7/1/2025	210,000	211,303
Series E, 5.95%, 7/1/2020	500,000	535,120
Series G-2, 5.75%, 1/1/2014	85,000	90,876
Series G-2, 5.8%, 7/1/2020	500,000	530,615
Idaho Housing Agency, Single Family Mortgage, RB, Class III, AMT:
Series B, 5.1%, 7/1/2023	300,000	301,479
Series D, 5.4%, 7/1/2021	225,000	235,082
Series G, 5.15%, 7/1/2023	1,000,000	1,024,460
Series G-2, 5.95%, 7/1/2019	1,160,000	1,252,893
Idaho Housing Agency, Single Family Mortgage, RB, AMT, FHA:
Sub Series H-2, 5.1%, 7/1/2020	420,000	434,381
Sub Series H-2, 5.85%, 1/1/2014	660,000	715,427
		6,877,694
Illinois 7.5%
Chicago, Illinois, Park District, Capital Improvement, GO, Partially Prerefunded: $10,615,000 @ 102, FGIC, 6.05%, 6/2/2003 (e)	360,000	368,543
Chicago, Illinois, Single Family Mortgage Revenue, RB, GNMA/FHLMC:
3.5%, 4/1/2026 (d)	3,000,000	3,236,160
5.375%, 1/1/2016	3,320,000	3,669,065
6.35%, 4/1/2027 (d)	1,060,000	1,150,217
Chicago, Illinois, Single Family Mortgage Revenue, GNMA/FHLMC, Series C-1, RB, AMT, 6.3%, 9/1/2029	765,000	799,800
Countryside, Illinois, Multi-Family Housing Revenue, Series A, RB, LOC, 5.25%, 7/1/2023	305,000	307,028
East St. Louis, Illinois, Multi-Family Housing Revenue, Series A, RB, MBIA, 5.875%, 1/1/2006	90,000	92,128
Huntley, Illinois, Project Revenue, Installment Contract, RB, 5.85%, 12/1/2015	1,670,000	1,931,856
Huntley, Illinois, Sales & Special Tax Revenue, RB:
7.75%, 3/1/2028	5,530,000	5,943,478
7.75%, 3/1/2029	5,025,000	5,407,252
Series A, 6.45%, 3/1/2028	6,053,000	6,268,426
Illinois Health Facilities Authority Revenue, Midwest Physician Group Ltd. Project, RB, ETM, 7.5%, 11/15/2004	50,000	53,320
Illinois Health Facilities Authority Revenue, RB, 5.25%, 11/15/2013	1,000,000	1,076,310
Illinois Health Facilities Authority Revenue, Series A, RB, FSA, 7.6%, 8/15/2010	623,000	642,064
Illinois Health Facilities Authority, Evangelical Hospital Association Project, RB, ETM, 6.6%, 10/1/2003	215,000	219,399
Illinois Health Facilities Authority, Midwest Group Ltd., RB, ACA, 5.375%, 11/15/2008	2,360,000	2,610,538
Illinois Health Facilities Authority, Thorek Hospital & Medical Center, RB, ACA, 4.55%, 8/15/2003	25,000	25,102
Illinois Health Facilities Revenue Authority, Community Hospital of Ottawa Project, RB, 6.75%, 8/15/2014	300,000	311,358
Illinois Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, RB, ETM, 7.25%, 8/1/2006	105,000	114,895
Illinois Industrial Development Finance Authority, Rayner & Rinn-Scott Project, RB, AMT, LOC: 5.65%, 6/1/2003	160,000	160,502
5.7%, 6/1/2004	170,000	176,441
6.35%, 6/1/2015	195,000	210,348
Illinois Industrial Development Finance Authority, RB, AMBAC, Mandatory Put @ 100, 3.05%, 2/1/2008 (c)	600,000	603,210
Illinois Industrial Pollution Control, Finance Revenue Authority, Commonwealth Edison Company Project, RB, 5.875%, 5/15/2007	680,000	681,285
Illinois Onterie Center Housing Finance Corp., Onterie Center Project, RB, MBIA/FHA: 7.0%, 7/1/2012	2,890,000	2,953,262
7.05%, 7/1/2027	1,000,000	1,027,520
Illinois Toll Highway Authority, RB, Prerefunded @ 100, 6.75%, 7/1/2006 (e)	317,000	353,128
Illinois, GO, 5.5%, 8/1/2013	2,000,000	2,062,040
Northern Illinois University, RB, ETM, 7.125%, 4/1/2005	130,000	139,809
Palatine County, Illinois, Tax Increment Revenue, Dundee Road Redevelopment Project, Tax Allocation Bond, AMBAC, 5.25%, 1/1/2017	1,500,000	1,546,845
Pittsburgh, Illinois, Urban Redevelopment Authority, Hazlewood Project, RB, MBIA/FHA, 5.4%, 1/1/2022	2,020,000	2,021,879
Rockford, Illinois, Hospital Facility Revenue, Swedish-Amern Hospital Association, RB, ETM, 7.25%, 4/1/2004	165,000	173,331
Urbana, Illinois, Residential Mortgage Revenue, RB, ETM, 7.3%, 9/1/2006	1,805,000	1,943,642
		48,280,181
Indiana 5.0%
Fort Wayne, Indiana, Hospital Revenue Authority, Parkview Memorial Hospital, RB, ETM, 6.5%, 1/1/2005	320,000	337,863
Greater Jasper, Indiana, School Building Corp., RB, State Aid Withholding, 5.75%, 7/1/2003	235,000	236,706
Indiana Bond Bank Revenue, State Revolving Fund, RB, Program, 6.0%, 2/1/2016	1,500,000	1,578,675
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Improvements Project, RB, MBIA, 6.4%, 5/1/2012	2,000,000	2,027,000
Indiana Health Facility Financing Authority, Hospital Revenue, Union Hospital Inc., RB, MBIA, 5.125%, 9/1/2018	6,000,000	6,087,240
Indiana Transportation Finance Authority Airport Facilities Lease Revenue, Series A, RB, 6.5%, 11/1/2007	960,000	982,723
Indianapolis, Indiana, Industrial Economic Development Authority, Knob in the Woods Project, RB, Mandatory Put @ 100, AMT, FNMA, 6.375%, 12/1/2004 (c)	2,760,000	2,913,815
Indianapolis, Indiana, Industrial Economic Development Authority, RB, FNMA, 5.4%, 12/1/2004	210,000	215,439
Jasper, Indiana, Hospital & Healthcare Revenue, Hospital Authority Facility, RB, RADIAN, 3.4%, 11/1/2007	1,310,000	1,351,055
Lawrence, Indiana, Multi-Family Housing Revenue, Pinnacle Apartments Project, RB, Mandatory Put @ 100, AMT, FNMA, 5.15%, 1/1/2008 (c)	2,965,000	3,132,404
Lawrence, Indiana, Multi-Family Housing Revenue, Series A, 3.0%, 7/1/2004	1,425,000	1,426,040
Michigan City, Indiana, Area Schools Participation Certificates, COP, AMBAC, 5.8%, 6/15/2004	2,000,000	2,027,600
Michigan City, Indiana, Pollution Control Revenue, Northern Indiana Public Service Co. Project, RB, 5.7%, 10/1/2003	1,045,000	1,063,089
Mooresville, Indiana, School Building Corp., RB, FSA, 5.0%, 7/15/2015	5,000,000	5,398,550
Northwest Allen, Indiana, Building Corp., First Mortgage, RB, MBIA, 5.5%, 6/1/2015	1,730,000	1,884,783
Porter County, Indiana, Hospital & Healthcare Revenue, Porter Memorial Hospital, RB, FGIC, 5.4%, 6/1/2007	1,060,000	1,084,804
Vigo County, Indiana, Hospital Authority, RB, ETM, 6.875%, 4/1/2004	55,000	57,595
Wells County, Indiana, Hospital Authority Revenue, RB, ETM, 7.25%, 4/1/2009	210,000	231,853
		32,037,234
Iowa 0.3%
Iowa Financial Authority, Small Business, Terrace Center Association LP Project, RB, 7.5%, 3/1/2022	1,550,000	1,573,173
Muscatine, Iowa, Electric Revenue, RB, ETM, 6.5%, 1/1/2004	110,000	113,699
		1,686,872
Kansas 0.7%
Kansas City, Kansas, Hospital Revenue, RB, ETM, 7.5%, 6/1/2004	130,000	134,527
Kansas City, Kansas, Multi-Family, Rainbow Heights Apartments, RB, FNMA, 4.95%, 12/1/2007	1,115,000	1,121,924
Lenexa, Kansas, Multi-Family Housing Revenue, Series A, RB, FNMA, 1.35%, 2/1/2023 (d)	515,000	515,000
Shawnee, Kansas, Multi-Family Housing Revenue, Prairie Lakes Apartments, RB, AMT, FNMA, 4.35%, 2/1/2013	1,270,000	1,290,130
Wellington, Kansas, Water & Sewer Revenue, Electric Waterworks and Sewer, Utility System, RB, AMBAC, 7.05%, 5/1/2006	775,000	843,030
Wichita, Kansas, Hospital Revenue, RB, ETM: 6.0%, 7/1/2004	200,000	205,840
7.0%, 3/1/2006	270,000	292,434
		4,402,885
Kentucky 0.2%
Campbell & Kenton Counties, Kentucky, Sanitation District Revenue Authority, RB, ETM, 6.375%, 8/1/2003	170,000	172,263
Kentucky Rural Economic Development Authority, Whiting Manufacturing Project Co., RB, Optional Put @ 100, AMT, LOC, 5.5%, 12/1/2004 (d) (f)	800,000	802,000
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Projects, RB, MBIA, 5.4%, 1/1/2009	70,000	70,106
Kentucky, Pollution Abatement, Authority Revenue, RB, ETM, 5.9%, 8/1/2003	45,000	45,499
		1,089,868
Louisiana 1.8%
Jefferson, Louisiana, Hospital & Healthcare Revenue, Hospital Service, Subject to Crossover Refunding @ 100, RB, FGIC, 5.25%, 12/1/2005	1,000,000	1,083,500
Louisiana Health Education Authority, Alton Ochsner Medical Foundation Issue-A, RB, ETM, 8.75%, 5/1/2005	240,000	256,795
Louisiana Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, RB, ETM, 7.875%, 7/1/2009	265,000	310,675
Louisiana Public Facility Authority, Multi Family Housing, Edgewood Apartments, RB, Mandatory Put @ 100, FNMA, 5.8%, 6/1/2005 (c)	5,155,000	5,273,101
Louisiana Public Facility Authority, Multi-Family Housing, Beau Terre Project, RB, Mandatory Put @ 100, FNMA, 5.8%, 6/1/2005 (c)	560,000	572,830
Louisiana, Transportation/Tolls Revenue, Prerefunded @ 100, RB, 6.125%, 5/1/2005 (e)	2,736,428	2,995,321
Orleans, Louisiana, Water & Sewer Revenue, Levee District, RB, FSA, 5.95%, 11/1/2015	750,000	847,508
		11,339,730
Maine 0.6%
BFL Funding IV LLC, 5.95%, 3/1/2010 (g)	2,000,000	2,099,360
Bucksport, Maine, Solid Waste Disposal Revenue, Champ International Corp. Project, RB, 6.25%, 5/1/2010	430,000	434,936
Maine Finance Revenue Authority, Electronic Rate Stabilization, RB, AMT, FSA, 5.2%, 7/1/2018	1,225,000	1,261,628
Maine Hospital & Healthcare Revenue, RB, ETM, 6.625%, 9/1/2005	30,000	31,906
		3,827,830
Maryland 2.5%
Anne Arundel County, Maryland, Multi-Family Housing Revenue, Series A, RB, MBIA, 5.875%, 7/1/2011	170,000	173,705
Cecil County, Maryland, Economic Development Authority, Northeast Plaza Association, Series A, 6.875%, 1/15/2008	950,000	952,613
Montgomery County, Maryland, Multi-Family Housing Revenue, RB, 1.35%, 11/1/2007 (d)	12,250,000	12,250,000
Prince Georges County, Maryland, Public Housing Revenue, Medical Housing Authority, Series A, RB, GNMA, AMT, 3.9%, 8/20/2012	515,000	523,158
Prince Georges County, Maryland, Public Housing Revenue, Medical Housing Authority, Series A, RB, GNMA, AMT, Step Coupon Bond 3.5% to 6/1/2003 and 5.6% thereafter, 12/1/2034	1,950,000	2,090,537
		15,990,013
Massachusetts 1.0%
Dartmouth, Massachusetts, Housing Development Corp., CrossRoads Apartments, Series A, RB, MBIA/FHA, 4.85%, 7/1/2009	415,000	417,461
Massachusetts Development Finance Agency, Curry College, Series A, RB, ACA:
4.1%, 3/1/2004	45,000	45,884
4.6%, 3/1/2009	100,000	105,908
Massachusetts Development Finance Agency, Northern Berkshire Community College, Series A, RB, ACA:
5.75%, 8/15/2008	400,000	447,924
5.75%, 8/15/2009	400,000	447,864
5.75%, 8/15/2010	450,000	498,168
Massachusetts Educational Loan Revenue Authority, Series A-Issue D, RB, MBIA, 7.75%, 1/1/2008	90,000	90,529
Massachusetts Health and Educational Facilities Authority Revenue, Series C, RB, MBIA-IBC, 7.375%, 7/1/2008	115,000	115,589
Massachusetts Housing Finance Agency, RB, FNMA, 6.875%, 11/15/2011	2,000,000	2,024,760
Massachusetts Housing Finance Agency, Residential Development, RB, FNMA, 6.8%, 11/15/2012	410,000	415,178
Massachusetts Industrial Finance Agency, Ames Safety Envelope Co., RB, AMT, LOC, 5.91%, 9/1/2005 (d)	75,000	79,919
Massachusetts, Industrial Finance Agency, Nashoba Brooks School Project, Prerefunded @ 102, 8.0%, 9/1/2004 (e)	400,000	439,860
Massachusetts, Industrial Finance Agency, Springfield College, RB, 5.35%, 9/15/2005	230,000	237,052
Massachusetts, Single Family Housing Revenue, RB, AMT, 6.25%, 12/1/2028	1,020,000	1,061,657
		6,427,753
Michigan 1.2%
Detroit, Michigan, Water Supply System, RB, ETM, FGIC, 6.25%, 7/1/2012	180,000	189,331
Detroit, Michigan, Water Supply, RB, ETM, 8.875%, 1/1/2005	875,000	948,167
Michigan Hospital Finance Authority Revenue, St. Joseph Mercy Hospital Project, RB, ETM: 7.0%, 7/1/2005	295,000	313,219
9.25%, 7/1/2003	70,000	70,955
Michigan Housing Development Authority, Courtyards of Taylor, RB, FNMA, 1.4%, 8/15/2032 (d)	2,005,000	2,005,000
Michigan Housing Development Authority, Parkway Meadows Project, RB, FSA, 6.625%, 10/15/2006	1,425,000	1,477,440
Michigan Housing Development Authority, RB, GNMA, 5.2%, 8/20/2005 (g)	29,000	30,023
Michigan Strategic Fund Limited, Obligation Revenue, Ford Motor Co., RB, 7.1%, 2/1/2006	125,000	133,415
Michigan Strategic Fund Limited, Obligation Revenue, Friendship Associates, RB, GNMA, 3.8%, 6/20/2005 (g)	510,000	516,365
Michigan Strategic Fund Limited, Obligation Revenue, United Jewish Project, RB, LOC, 5.75%, 1/1/2012	1,800,000	1,800,072
		7,483,987
Minnesota 0.8%
Cambridge, Minnesota, Mortgage Revenue, Health Care Center, Series A, RB, GNMA, 5.4%, 11/20/2005	160,000	167,263
Minnesota Higher Education Facilities Authority Revenue, Carleton College, RB, 5.625%, 3/1/2007	155,000	157,243
Minnesota, Single Family Housing Revenue, Housing Finance Agency, RB, 5.2%, 1/1/2017	2,585,000	2,727,589
Monticello, Minnesota, School District #882, GO, MBIA, 5.4%, 2/1/2015	1,500,000	1,623,300
St. Paul, Minnesota, Port Authority, Hospital Revenue, RB, ETM, 7.75%, 7/1/2004	235,000	244,687
		4,920,082
Mississippi 0.7%
Corinth & Alcorn Counties, Mississippi, Magnolia Regional Health Center, Series A, RB: 4.75%, 10/1/2003	405,000	409,175
5.0%, 10/1/2008	1,725,000	1,803,971
Mississippi Business Finance Corp., Landau Uniforms Project, RB, AMT, LOC: 5.8%, 9/1/2004	260,000	265,925
5.9%, 9/1/2005	265,000	270,984
Mississippi Business Finance Corp., Wesley Manor Retirement Community, RB, GNMA 6.4%, 11/20/2007 (g)	20,000	21,776
Mississippi Single Family Housing Revenue, RB, AMT, GNMA/FNMA, 6.3%, 6/1/2031	1,670,000	1,775,427
		4,547,258
Missouri 6.3%
Brentwood, Missouri, Tax Increment Revenue, RADIAN, 4.7%, 4/1/2019	485,000	493,506
Des Peres, Missouri, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	1,975,000	1,946,264
Jackson County, Hospital & Healthcare Revenue, St. Joseph Hospital, RB, ETM, 7.5%, 6/1/2010	1,700,000	1,991,040
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing Revenue, RB, FHLMC: 1.35%, 11/1/2030 (d)	15,025,000	15,025,000
1.35%, 11/1/2030 (d)	4,000,000	4,000,000
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing, Jazz Hill Homes Project Series B, RB, AMT, GIC, 4.75%, 1/1/2005	2,000,000	1,995,760
Missouri Development Finance Board, Greater St. Louis Project, RB, LOC, 4.9%, 9/1/2010	685,000	728,292
Missouri Freeman Hospital, RB, ETM, 6.75%, 8/1/2003	25,000	25,330
Missouri Housing Development Community, Single Family Mortgage, RB, 6.0%, 3/1/2025 (g)	9,175,000	9,575,672
Missouri Housing Development Community, Single Family Mortgage, RB, AMT, GNMA: 6.625%, 12/1/2017	150,000	151,778
7.45%, 9/1/2031	890,000	966,407
Missouri Housing Development Community, Single Family Mortgage, Series C, RB, GNMA, 6.55%, 9/1/2028	555,000	593,023
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, ACA, 4.6%, 3/1/2007 (g)	590,000	599,829
St. Charles County, Missouri, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, RB, AMT, LOC, 5.4%, 11/15/2016	1,480,000	1,496,398
St. Louis County, Missouri, Multi-Family Housing Revenue, Industrial Development Authority, RB, 5.2%, 11/15/2029	150,000	151,634
St. Louis County, Missouri, Single Family Mortgage, RB, AMBAC, 9.25%, 10/1/2016	75,000	75,764
St. Louis, Missouri, Public Housing Revenue, Industrial Development Authority, Series B, RB, GNMA: 5.3%, 12/20/2012 (g)	225,000	227,561
5.3%, 12/20/2012 (g)	220,000	222,477
		40,265,735
Montana 0.1%
Montana Higher Education Assistance, Series C, RB, AMT, 5.95%, 12/1/2012	615,000	628,905
Nebraska 0.8%
Clay County, Nebraska, Industrial Development Revenue, Hybrids Cooperative Project, RB, AMT, LOC, 4.75%, 3/15/2009	1,000,000	1,039,411
Fillmore County, Nebraska, Industrial Development Revenue, Omalley Grain Inc. Project, RB, AMT, LOC: 4.2%, 12/1/2003	155,000	157,015
4.3%, 12/1/2004	150,000	155,100
4.4%, 12/1/2005	170,000	177,976
4.5%, 12/1/2006	175,000	182,889
4.6%, 12/1/2007	185,000	191,865
4.7%, 12/1/2008	190,000	194,885
Nebhelp Inc., Nebraska, Student Loan Program, RB, MBIA, AMT, 5.875%, 6/1/2014	1,635,000	1,682,480
Nebraska Investment Finance Authority, Multi-Family Housing, Old Cheney Apartments, Series A, RB, Mandatory Put @ 100, FNMA, 5.5%, 12/1/2005 (c)	1,455,000	1,510,043
		5,291,664
Nevada 2.0%
Clark County, Nevada, Industrial Development Revenue, Nevada Power Company, RB, AMBAC, 7.2%, 10/1/2022	4,750,000	4,991,062
Humboldt County, Nevada, Pollution Control Revenue, Idaho Power Co. Project, RB, 8.3%, 12/1/2014	810,000	865,939
Nevada Housing Division, Multi Unit Housing Revenue, Series A, RB, AMT, FNMA, 6.45%, 10/1/2004	35,000	35,578
Nevada Housing Division, Multi Unit Housing Revenue, Series B-1, RB, 5.25%, 10/1/2017	2,080,000	2,178,717
Nevada Housing Division, Multi Unit Housing Revenue, RB, AMT: Series C-2, 5.2%, 4/1/2030	925,000	953,712
Series A, 5.15%, 10/1/2014	1,180,000	1,239,118
Nevada, GO, Series A, 5.6%, 7/15/2006	1,000,000	1,059,610
Washoe, Nevada, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, RB, MBIA/FHA, 6.875%, 7/1/2021	40,000	40,200
Washoe, Nevada, Public Safety Training, COP, AMBAC, 4.875%, 9/1/2010	1,055,000	1,134,864
		12,498,800
New Hampshire 1.0%
New Hampshire Higher Educational & Health Authority, River College, 4.65%, 1/1/2004	125,000	127,416
New Hampshire Higher Educational & Health Facilities Revenue Authority, Elliot Hospital Manchester, RB, ETM, 6.7%, 10/1/2004	25,000	25,522
New Hampshire Higher Educational & Health Facilities Revenue Authority, Kendal at Hanover Issue, RB, LOC, 5.8%, 10/1/2012	1,000,000	1,002,819
New Hampshire Higher Educational & Health Facilities Revenue Authority, St. Anselm College, RB, 6.375%, 7/1/2023	2,205,000	2,248,483
New Hampshire Housing Finance Authority, RB, AMT, LOC, 6.125%, 1/1/2018	110,000	110,182
New Hampshire Housing Finance Authority, Single Family Housing Revenue, RB, 4.4%, 7/1/2023 (g)	3,050,000	3,095,445
		6,609,867
New Jersey 0.6%
Keansburg, New Jersey, Elderly Housing Mortgage Revenue, RB, HUD Section 8, 5.625%, 3/1/2011	400,000	414,084
Livingston, New Jersey, School District Revenue Lease, Board of Education, COP, 3.8%, 8/1/2014	1,455,804	1,460,171
Middletown Township, New Jersey, Improvement, GO, FGIC, 6.8%, 8/1/2003	250,000	253,575
New Jersey Transportation Corp., Capital Grant Anticipation Notes, Series A, RB, AMBAC, 4.5%, 2/1/2004	1,250,000	1,253,488
New Jersey, Higher Education Revenue, Educational Facilities Authority, Series G, RB, 4.875%, 7/1/2004	545,000	561,067
		3,942,385
New Mexico 0.9%
Albuquerque, New Mexico, Class B-2, CMO, FGIC, 0.0% 5/15/2011 (b)	727,000	399,821
Albuquerque, New Mexico, Industrial Development Revenue, MCT Industries Inc. Project, Series A, RB, AMT, 6.5%, 4/1/2017	4,330,000	4,381,267
Clovis, New Mexico, Hospital Revenue, RB, ETM, 7.375%, 8/1/2003	215,000	218,171
Farmington, New Mexico, Municipal School District, GO, 5.0%, 9/1/2003	155,000	155,504
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, RB, AMT, 6.5%, 1/1/2018	736,100	778,912
		5,933,675
New York 0.7%
Albany, New York, Multi-Family Housing Revenue, Industrial Development Agency Housing Revenue, Series B, RB, AMT, FNMA, 4.5%, 1/15/2015	1,420,000	1,462,984
Hempstead, New York, Higher Education Revenue, RB, 4.2%, 2/1/2008	240,000	252,583
New York Dormitory Authority Revenues, Capital Appreciation, Series C, RB, FSA, 0.0% 7/1/2004 (b)	555,000	546,270
New York, Higher Education Revenue, 4.5%, 7/1/2003	580,000	580,632
New York, New York, State GO, Series B, 7.5%, 2/1/2004	1,080,000	1,103,490
New York, Port Authority Revenue, Port Authority Special Obligation Revenue, Series 6, RB, AMT, MBIA, 6.0%, 12/1/2006	740,000	831,619
		4,777,578
North Carolina 0.8%
Fayetteville, North Carolina, Water & Sewer Revenue, Public Works Commission, RB, FGIC, 4.75%, 3/1/2014	5,300,000	5,304,028
North Carolina Medical Care Community Hospital, Duke University Hospital Project, RB, ETM, 6.7%, 7/1/2003	135,000	136,277
		5,440,305
North Dakota 0.0%
Minot, North Dakota, Health Care Facilities, RB, ETM, 6.5%, 9/1/2007	150,000	165,719
Ohio 2.3%
Bowling Green, Ohio, Multi-Family Revenue, Village Apartments, RB, GNMA, 4.75%, 9/20/2011	340,000	357,956
Cleveland, Ohio, Airport Systems Revenue, Series C, RB, FGIC, 7.95%, 1/1/2004 (g)	5,000	5,193
Cuyahoga County, Ohio Individual Development Revenue, Chippewa, RB, FHA, 6.6%, 8/1/2015	250,000	257,943
Dayton, Ohio Hospital Revenue, Good Samaritan, RB, ETM, 6.0%, 12/1/2005	380,000	400,558
Franklin County, Ohio, Individual Development, Columbus College Art & Design, RB, LOC, 6.0%, 9/1/2013	1,310,000	1,312,109
Franklin County, Ohio, Multi-Family Revenue, Lincoln Park Project, RB, AMT, GNMA, 5.65%, 4/20/2013	400,000	427,828
Greene County, Higher Education Revenue, Ohio University, Series B, RB, ACA, 5.0%, 9/1/2004 (g)	95,000	95,955
Lorain County, Ohio, Hospital Finance Authority, Humility Of Mary Health Care, Series A, RB, Prerefunded @ 100, 5.9%, 6/15/2005 (e)	4,520,000	4,635,576
Lucas County Hospital, Ohio, Northgate Apartments, Series A, RB, MBIA, 5.35%, 7/1/2010	300,000	307,959
Lucas County Hospital, Ohio, Riverside Hospital Project, RB, ETM, 6.95%, 8/1/2004	25,000	26,042
Lucas County, Ohio, Mercy Hospital Project, RB, ETM, 6.0%, 9/1/2004	285,000	295,799
Mason, Ohio, Health Care Facilities, MCV Health Care Facilities Project, RB, GNMA, 5.25%, 2/20/2020	45,000	46,745
Middletown, Ohio, Improvement Revenue, RB, ETM, 6.375%, 4/1/2006	35,000	38,042
Ohio Building Authority, Astro Instrumentation LLC, RB, AMT: 5.0%, 6/1/2015	485,000	494,079
5.45%, 6/1/2022	660,000	676,144
Ohio Housing Finance Agency, Single Family Mortgage, Series A, RB, BIGI, 5.75%, 4/1/2016	305,000	305,305
Ohio Public Housing Revenue, Capital Corp for Housing Mortgage Revenue, Series A, RB, FHA, 5.55%, 8/1/2024	710,000	713,600
Ohio Water Development Authority, Akron Ohio Project, RB, ETM, 8.0%, 12/1/2004	170,000	181,579
Ohio Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, RB, ETM, 6.375%, 6/1/2007	55,000	60,029
Ohio, Industrial Development Revenue, Economic Development, RB, 4.5%, 3/1/2010 (g)	3,935,000	3,951,645
		14,590,086
Oklahoma 0.9%
Bryan County, Oklahoma, Economic Development Revenue Authority, Single Family Mortgage, Series A, RB, 8.6%, 7/1/2010	50,000	44,188
Canadian County, Oklahoma, Home Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, RB, AMT, GNMA, 5.5%, 9/1/2014	895,000	944,619
Comanche County, Oklahoma, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, RB, FNMA/FHA, 5.2%, 12/1/2013	560,000	592,306
Holdenville, Oklahoma, Water & Sewer Revenue, Public Works Authority, RB, MBIA: 4.5%, 10/1/2017 (g)	460,000	461,757
4.5%, 10/1/2018 (g)	505,000	506,929
Oklahoma City, Oklahoma, Hospital & Healthcare Revenue, Hospital Trust, RB, ETM, 6.4%, 2/1/2005	205,000	216,935
Oklahoma Environmental Finance, Public Service Co. of Oklahoma, RB, 5.9%, 12/1/2007	1,000,000	1,001,370
Oklahoma Industrial Authority, Baptist Medical Center, RB, ETM, 7.0%, 7/1/2003	115,000	116,144
Oklahoma Turnpike Revenue Authority, RB, ETM, 4.7%, 1/1/2006	180,000	188,122
Stillwater, Oklahoma, Medical Center Authority, ETM, 6.3%, 1/1/2004	75,000	77,295
Tulsa County, Oklahoma, Individual Authority Health Care Revenue, St. Francis Hospital, Inc., Series B, RB, Mandatory Put @ 100, 5.15%, 12/15/2003 (c)	750,000	767,625
Tulsa, Oklahoma, Tulsa Individual Authority Revenue, Doctors Medical Center Project, RB, Prerefunded @ 100, 6.625%, 10/1/2003 (e)	165,000	168,463
Tulsa, Oklahoma, Tulsa Industrial Revenue Authority, Hillcrest Medical Center, RB, ETM, 6.5%, 4/1/2007	420,000	466,087
		5,551,840
Oregon 0.1%
Clackamas County, Oregon, Hospital Facilities Authority, Series B, RB, GNMA, 3.95%, 4/20/2009 (g)	490,000	497,914
Pennsylvania 9.0%
Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Allegheny General Hospital, RB, ETM, 6.75%, 5/1/2004	45,000	46,123
Allegheny County, Pennsylvania, Hospital Development Authority, North Hills Passavant Hospital, RB, ETM, 6.75%, 7/1/2005	85,000	89,995
Allegheny County, Pennsylvania, Hospital Development Authority, RB: 5.15%, 12/1/2009	2,675,000	2,859,067
5.2%, 12/1/2010	5,000,000	5,305,600
Allegheny County, Pennsylvania, RB, Mandatory Put @ 100, LOC, 2.05%, 5/1/2005 (c) (d)	70,000	70,401
Allegheny County, Pennsylvania, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, RB, AMT, GNMA, 4.8%, 11/1/2007	115,000	124,515
Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue, RB, ETM, 6.8%, 7/1/2003	175,000	176,685
Allegheny Valley, Pennsylvania, School District, GO, ETM, 6.0%, 12/1/2003	20,000	20,299
Baldwin Whitehall, Pennsylvania, School Building Revenue Authority, RB, Prerefunded @ 100, ETM, 6.7%, 11/15/2003 (e)	50,000	51,389
Beaver County, Pennsylvania, Industrial Development & Pollution Control Revenue Authority, RB, 6.0%, 5/1/2007	235,000	232,206
Blairsville-Saltsburg, Pennsylvania, School District, GO, ETM, AMBAC, 9.0%, 5/15/2003	70,000	70,228
Bucks County, Pennsylvania, Saint Mary's Hospital Authority, RB, ETM, 6.625%, 7/1/2004	295,000	307,331
Bucks County, Pennsylvania, Water & Sewer Authority Revenue, Collection Sewer System, RB, FGIC, 5.375%, 12/1/2013	900,000	903,303
Butler, Pennsylvania, Area Sewer Authority, Sewer Revenue, RB, Prerefunded @ 100, 7.25%, 1/1/2004 (e)	565,000	585,690
California, Pennsylvania, Area School Building, MBIA, ETM, 5.75%, 5/15/2003	5,000	5,010
Chester County, Pennsylvania, Health & Education Facility, Immaculate College, RB: 4.85%, 10/15/2003	285,000	288,497
4.9%, 10/15/2004	355,000	359,185
Chester County, Pennsylvania, Hospital Authority, RB, ETM, 7.5%, 7/1/2009	20,000	23,264
Clearfield, Pennsylvania, Hospital Revenue Authority, Clearfield Hospital Project, RB, 6.875%, 6/1/2016	270,000	273,837
Delaware County, Pennsylvania, College Revenue Authority, Series A, RB, RADIAN, 5.15%, 10/1/2013	300,000	315,531
Delaware County, Pennsylvania, College Revenue Authority, Eastern College, Series B, RB,:
4.75%, 10/1/2006	200,000	210,160
4.85%, 10/1/2007	205,000	215,943
4.95%, 10/1/2008	345,000	360,508
5.5%, 10/1/2019	650,000	649,272
Delaware County, Pennsylvania, Water & Sewer Revenue, Industrial Development Authority, Series B, RB, AMT, AMBAC, 3.75%, 6/1/2010	1,150,000	1,166,399
Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Medical Center Project, RB, ETM, 6.9%, 1/1/2005	470,000	498,430
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB, 5.75%, 3/15/2013	3,600,000	3,774,312
Fayette County, Pennsylvania, Hospital Authority, Uniontown Hospital, RB, Connie Lee Insured: 5.55%, 6/15/2008	1,070,000	1,177,214
5.65%, 6/15/2009	1,135,000	1,239,045
Langhorne, Pennsylvania, Hospital Revenue, Franciscan Health, St. Mary Hospital Authority, Series A, RB, BIGI, 7.0%, 6/15/2015	1,770,000	1,806,285
McCandless, Pennsylvania, Sanitation Authority Sewer Revenue, ETM, RB, 6.75%, 11/15/2005	660,000	716,753
McKean County, Pennsylvania, Hospital & Healthcare Revenue, Hospital Authority Bradford Hospital, RB, ACA, 6.1%, 10/1/2020	2,500,000	2,585,050
Mifflin County, Pennsylvania, Hospital Authority, RB, RADIAN: 5.2%, 7/1/2003	350,000	352,216
5.3%, 7/1/2005	140,000	150,189
Monroe County, Pennsylvania, Hospital Authority Revenue, RB, ETM, 6.625%, 11/15/2004	60,000	63,165
Monroeville, Pennsylvania, Hospital Authority, East Suburban Health Center Project, RB, Prerefunded @ 100, 7.6%, 7/1/2004 (e)	685,000	727,477
Montgomery County, Pennsylvania, Industrial Development Authority, ECRI Project, RB, 6.4%, 6/1/2003	130,000	130,546
North Allegheny, Pennsylvania, Joint School Authority, RB, Prerefunded @ 100, 6.25%, 6/1/2003 (e)	710,000	713,138
Pennsylvania Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., RB, 6.15%, 12/1/2020	1,000,000	1,003,160
Pennsylvania Finance Authority, Municipal Capital Imports Program, RB, Investment Agreement, 6.6%, 11/1/2009	7,140,000	7,463,799
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, Philadelphia College Text & Science, RB, 6.15%, 4/1/2004	250,000	259,148
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, University of The Arts, RB, RADIAN: 5.2%, 3/15/2010	245,000	246,453
5.25%, 3/15/2011	265,000	266,410
5.3%, 3/15/2012	265,000	266,314
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue, RB, 5.0%, 11/15/2006	490,000	535,007
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue, RB, MBIA, 5.0%, 11/15/2005	1,010,000	1,084,710
Pennsylvania Higher Educational Facilities Authority, LaSalle College, RB, ETM, 9.5%, 5/1/2003	55,000	55,013
Pennsylvania Higher Educational Facilities, Gwynedd Mercy College, RB, 5.0%, 11/1/2008	150,000	158,561
Pennsylvania Higher Educational Facility, St. Joseph's University, RB, LOC, 5.0%, 5/1/2011	1,675,000	1,793,406
Pennsylvania Housing Finance Agency, Rental Housing, RB, FNMA, 5.15%, 7/1/2003	305,000	306,989
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, RB, AMT, 4.8%, 10/1/2022	260,000	260,016
Pennsylvania Housing Finance Authority, Rental Housing, RB, FNMA/FHA, 5.45%, 7/1/2006	1,925,000	1,972,952
Pennsylvania Housing Finance Authority, Rental Housing, Series 50A, RB, 5.35%, 10/1/2008	325,000	337,795
Pennsylvania, Highway, GO: 4.5%, 10/1/2003	220,000	221,170
6.125%, 9/15/2003	1,000,000	1,018,700
Pennsylvania, Project Revenue, RB, 6.0%, 1/1/2011 (g)	1,594,840	1,616,163
Philadelphia, Pennsylvania, Hospital & Healthcare Revenue, Hospitals & Higher Education Facilities Authority Revenue, Philadelphia MR Project, RB, 6.2%, 8/1/2011	720,000	738,108
Philadelphia, Pennsylvania, Hospital and Higher Educational Facilities Authority, Frankford Hospital, Series A, RB, ETM, 6.0%, 6/1/2023	90,000	92,116
Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, RB, Prerefunded @ 100, 10.875%, 7/1/2005 (e)	100,000	115,517
Philadelphia, Pennsylvania, Redevelopment Authority, Multi-Family Housing Revenue, Schuylkill Apartments Project, RB, AMT, 5.1%, 12/1/2003	1,000,000	1,002,820
Philadelphia, Pennsylvania, Municipal Revenue Authority, Series D, RB, 6.0%, 7/15/2003	980,000	988,751
Pittsburgh, Pennsylvania, Multi-Family Housing Revenue, Urban Redevelopment Authority Mortgage Revenue, Series B, RB, GNMA, 7.1%, 9/1/2005 (g)	15,000	15,002
Pittsburgh, Pennsylvania, Water & Sewer Authority, RB, ETM, FGIC, 7.625%, 9/1/2004	320,000	336,746
Pottsville, Pennsylvania, Hospital Authority, Pottsville Hospital & Warne Clinic, RB, 5.15%, 7/1/2009	680,000	652,188
Sayre, Pennsylvania, Hospital & Healthcare Revenue, Health Care Facilities Authority, Series B, RB, MBIA, 6.375%, 7/1/2022	915,000	948,745
Scranton, Pennsylvania, Core City GO, RADIAN, 4.55%, 11/15/2003	100,000	100,259
Southeastern Pennsylvania, Transportation Authority, PA Lease Revenue, RB, 5.75%, 12/1/2004	30,000	30,109
Washington County, Pennsylvania, Hospital Revenue Authority, Canonsburg General Hospital Project, RB, Prerefunded @ 102, 7.35%, 6/1/2003 (e)	1,470,000	1,502,281
Wayne Pike, Pennsylvania, Joint School Authority, RB, MBIA, ETM, 6.0%, 12/1/2007	330,000	355,136
Wilkes-Barre, Pennsylvania, General Municipal Authority, Misericordia College, Series B, RB, 7.75%, 12/1/2012	855,000	874,178
York County, Pennsylvania, Hospital & Healthcare Revenue, Lutheran Social Services, RB:
5.4%, 4/1/2004	500,000	512,765
5.6%, 4/1/2005	500,000	524,630
5.8%, 4/1/2006	500,000	535,885
York, Pennsylvania, Housing Redevelopment Mortgage Corp., Series A, RB, 6.875%, 11/1/2009	900,000	902,700
		57,737,960
Rhode Island 0.7%
Providence, Rhode Island Redeveloping Agency, Industrial Development Revenue, COP, RADIAN:
3.0%, 9/1/2007	150,000	152,442
3.125%, 9/1/2008	855,000	860,130
3.375%, 9/1/2009	910,000	910,846
3.75%, 9/1/2010	925,000	929,866
Rhode Island Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, AKL Project, RB, AMT:
4.7%, 4/1/2005	175,000	182,376
4.8%, 4/1/2006	190,000	200,292
4.9%, 4/1/2007	185,000	196,381
5.0%, 4/1/2008	160,000	169,272
5.1%, 4/1/2009	210,000	223,199
5.2%, 4/1/2010	225,000	238,660
Rhode Island State Industrial Facility Corp., Crystal Thermoplastics Project, Series A, AMT, 6.9%, 8/1/2014	450,000	467,442
		4,530,906
South Carolina 1.3%
South Carolina Housing Finance & Development Authority, Multi-Family Housing, Bryton Point Apartments Project, RB, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	1,700,000	1,738,590
South Carolina Housing Finance & Development Authority, Multi-Family Housing, Hunting Ridge Apartments, RB, 6.75%, 6/1/2025	265,000	272,900
South Carolina Housing Finance & Development Authority, Runway Bay Apartments Projects, RB, 5.5%, 12/1/2005	285,000	299,236
South Carolina, Electric Revenue, Power Agency, America First South Carolina REIT Inc., Series A, RB, FGIC, 4.5%, 1/1/2009	4,215,000	4,396,287
South Carolina, Electric Revenue, Public Services Authority, Series A, RB, MBIA, 6.25%, 1/1/2022	1,500,000	1,681,980
South Carolina, Medical University Harborview Office, COP, 7.375%, 1/1/2004	140,000	144,002
		8,532,995
South Dakota 0.4%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, RB, ETM, 7.75%, 9/1/2007	170,000	193,737
South Dakota, Higher Education Revenue, University Housing and Auxiliary Facilities, Series A, RB, MBIA, 5.4%, 4/1/2014	750,000	774,780
South Dakota, Hospital & Healthcare Revenue, RB, AMBAC, 5.4%, 8/1/2013	1,160,000	1,303,910
South Dakota, Public Housing Revenue, Housing Development Authority, Series B, RB, 5.249%, 5/1/2017	435,000	456,541
		2,728,968
Tennessee 0.6%
Bristol, Tennessee, Health & Educational Facilities, RB, ETM, 6.9%, 1/1/2007	235,000	260,115
Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Arbors of Germantown Project, Gables Tennessee Properties, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	3,505,000	3,532,549
Shelby County, Tennessee, Multi-Family Housing, Windsor Apartments, Series A, RB, RADIAN, 6.5%, 10/1/2007	100,000	101,493
		3,894,157
Texas 6.6%
Abilene, Texas, Waterworks and Sewer System, CTFS Obligation, GO: 3.41%, 2/15/2008 (d)	1,250,000	1,251,776
3.61%, 2/15/2009 (d)	1,100,000	1,101,749
Austin, Texas, Project Revenue, Series A, RB, AMBAC, 5.125%, 11/15/2014	530,000	548,047
Austin, Texas, Sports, Expo & Entertainment Revenue, Convention Enterprises Inc., Series B, RB, 5.75%, 1/1/2016	5,500,000	5,948,800
Collin County, Texas, Community College, RB, AMBAC, 5.15%, 2/1/2007	25,000	25,081
Garland, Texas, Multi-Family Housing Revenue, Health Facilities Development Corp., RB, FNMA, 1.4%, 11/15/2032 (d)	14,019,000	14,019,000
Gregg County, Texas, Housing Finance Corp., Summer Lake Project, Series A, RB, Mandatory Put @ 100, AXA, 6.4%, 3/1/2006 (c)	835,000	863,206
Harris County, Texas, Health Facilities Development Corp., Memorial Hospital System Project, RB, 7.125%, 6/1/2015	400,000	425,752
Harris County, Texas, Hospital & Healthcare Revenue, RB, AMBAC, 7.4%, 2/15/2010	1,395,000	1,644,691
Harris County, Texas, Housing Finance Corp., Single Family Mortgage Revenue, Series A, RB, 7.75%, 9/1/2014 (g)	240,000	243,804
Harris County, Texas, Toll Road, RB, AMBAC, 5.3%, 8/15/2013	1,230,000	1,309,384
Houston, Housing Finance Corp., Texas, Series A-1, RB, 8.0%, 6/1/2014	55,000	55,219
Houston, Texas, Sewer Systems, RB, ETM, 5.4%, 10/1/2004	510,000	529,400
Lewisville, Texas, Core City GO, Combination Contract, ACA, 4.75%, 9/1/2012	2,255,000	2,318,253
Panhandle-Plains, Texas, Higher Education Authority, Student Loan Revenue, RB, AMT, 5.55%, 3/1/2005	345,000	346,083
Port Arthur, Texas Housing Finance Corp. Mortgage Revenue, FHA UDAG Projects, Series A, RB, FHA, 6.4%, 1/1/2028	820,000	853,366
Texas Department Housing & Community Affairs, Multi-Family Housing, Meadow Ridge Apartments Project, RB, AMT, FNMA, 5.05%, 8/1/2008	785,000	800,158
Texas Gulf Coast Waste Disposal Authority, Atlantic Richfield Co. Project, RB, Prerefunded @ 100, 6.5%, 8/1/2003 (e)	330,000	332,666
Texas Gulf Coast Waste Disposal Authority, Champion International Corp., RB, AMT, 6.875%, 12/1/2028	3,000,000	3,080,160
Texas Public Finance Authority Building Revenue, Texas State Technical College, RB, MBIA, 6.1%, 8/1/2004	525,000	543,585
Texas Sabine River Authority, Series A, RB, 6.875%, 9/1/2008	500,000	509,805
Texas Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, RB, MBIA, 4.05%, 9/1/2007	3,495,000	3,704,385
Texas State Department Housing & Community Affairs, Volente Project, RB, AMT, FNMA, 5.0%, 7/1/2008	680,000	722,602
Texas, Multi-Family Housing Revenue, Wintergreen Project, RB, GNMA, 4.85%, 9/20/2012	150,000	158,210
Travis County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, RB, AMT, FSA, 5.7%, 6/1/2006	725,000	774,757
		42,109,939
Utah 0.8%
Intermountain Power Agency, Utah, Power Supply Revenue, Series A, RB, ETM, MBIA, 6.15%, 7/1/2014	250,000	284,398
Ogden City, Utah, Housing Finance Corp., Section 8 Assisted Project, Series A, RB, FNMA, 5.5%, 7/1/2005	125,000	126,206
Utah, Single Family Housing Revenue, Mortgage Revenue, RB, Series G, AMT, 4.875%, 1/1/2019	3,000,000	3,064,080
Utah, Single Family Housing Revenue, Series D-2, RB, 5.0%, 7/1/2018	1,500,000	1,530,870
		5,005,554
Vermont 0.0%
Vermont, Higher Education Revenue, Education & Health Buildings Financial Agency, Norwich University Project, RB, 4.75%, 7/1/2004	150,000	154,326
Virginia 0.9%
Harrisonburg, Virginia, Redevelopment & Housing Authority Multi-Family Housing Revenue, RB, FHLMC, 1.35%, 8/1/2032 (d)	3,400,000	3,400,000
Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, RB, ACA, 5.25%, 10/1/2018	1,640,000	1,698,597
Virginia Public School Authority, RB, 6.25%, 1/1/2004	500,000	513,375
Virginia Water & Sewer Systems Revenue, Series B, RB, 8.7%, 11/1/2011	275,000	276,686
		5,888,658
Washington 1.9%
King County, Washington, Public Housing Revenue, Series A, RB, RADIAN, 5.05%, 7/1/2013	3,400,000	3,606,278
Washington Housing Finance Authority, Nonprofit Housing Revenue, Taxable Series B, RB, ACA, 6.5%, 7/1/2008 (g)	1,165,000	1,267,299
Washington Housing Finance Communication, Multi-Family Revenue, Alderbrook Apartments Project, Series A, RB, Mandatory Put @100, AMT, LOC: 4.9%, 7/1/2008 (c) (d)	140,000	143,524
4.9%, 7/1/2008 (c)	3,000,000	3,075,510
Washington Housing Finance, Single Family Program, Series 4N, RB, GNMA/FNMA, 5.55%, 12/1/2016	80,000	86,231
Washington Public Power Supply, System Nuclear Project No. 2 Revenue, RB, ETM, 6.4%, 7/1/2004	115,000	118,683
Washington Public Power Supply, System Nuclear Project No. 2 Revenue, Series A, RB, AMBAC, 5.6%, 7/1/2009	1,000,000	1,131,760
Washington, Series A, GO, 4.875%, 10/1/2015	3,250,000	3,262,318
		12,691,603
West Virginia 0.5%
South Charleston, West Virginia, Pollution Control Revenue, Union Carbide Corp., RB, 7.625%, 8/1/2005	2,500,000	2,746,725
West Virginia Board of Regents, RB, ETM, 6.0%, 4/1/2004	130,000	135,100
Wood County, West Virginia, Building Community, Saint Joseph's Hospital Parkersburg, RB, AMBAC, ETM, 6.625%, 1/1/2006	560,000	603,758
		3,485,583
Wisconsin 0.8%
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care Inc., RB, MBIA, 5.25%, 8/15/2017	2,125,000	2,238,688
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Hospital Sisters Services Inc., RB, MBIA, 5.375%, 6/1/2018	1,000,000	1,022,540
Wisconsin, Industrial Development Revenue, Community Development Authority, Series B, RB:
6.35%, 3/1/2007 (g)	150,000	158,109
6.65%, 3/1/2008 (g)	450,000	475,263
6.8%, 3/1/2009 (g)	450,000	477,923
6.9%, 3/1/2010 (g)	450,000	476,717
7.05%, 3/1/2011 (g)	50,000	52,715
		4,901,955
Wyoming 0.0%
Wyoming Community Development Authority, Single Family Mortgage, Series B, RB, AMT, 8.0%, 6/1/2008	10,000	10,032
Total Municipal Investments (Cost $581,912,540)		589,069,728

Tax-Exempt Asset-Backed Securities 0.1%
FHA Insured Trust, Series 1996-1, Class A-1, 6.1%, 11/1/2006 (Cost $226,816)	227,256	231,799

	Shares	Value ($)

Cash Equivalents 8.1%
Provident Institutional Municipal Cash Fund	31,375,000	31,375,000
SEI Tax-Exempt Trust Money Market Fund	20,088,808	20,088,808
Total Cash Equivalents (Cost $51,463,808)		51,463,808
Total Investment Portfolio - 100.0% (Cost $633,603,164) (a)		640,765,335

(a) The cost for federal income tax purposes was $633,610,929. At April 30, 2003, net unrealized appreciation for all securities based on tax cost was $7,154,406. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,556,905 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $402,499.
(b) Zero Coupon Security.
(c) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Portfolio of Investments.
(d) Variable Rate Security. The rate reported on the Portfolio of Investments is the rate in effect as of April 30, 2003.
(e) Prerefunded Security. The prerefunded date is shown as the maturity date on the Portfolio of Investments.
(f) Optional Put Security. The optional put date is shown as the maturity date on the Portfolio of Investments.
(g) Taxable Issue.
The following abbreviations are used in portfolio descriptions:
AMT	Income from security may be subject to alternative minimum tax
CMO	Collateralized Mortgage Obligations
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation
LOC	Letter of Credit
RB	Revenue Bond

The following organizations have provided underlying credit support for the securities as defined in the Portfolio of Investments:

ACA	American Capital Access
AMBAC	AMBAC Assurance Corp.
AXA	AXA Reinsurance Company
BIGI	Bond Investors Guaranty Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Investors Assurance
RADIAN	RADIAN Asset Assurance Incorporated

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2003 (Unaudited)
Assets	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Investments in securities, at value[a]	$ 433,657,003	$ 640,765,335
Cash	220,584	-
Receivable for investments sold	1,518,346	8,264,088
Receivable for Fund shares sold	312,823	9,554,584
Interest receivable	6,272,406	7,029,518
Other assets	6,603	45,026
Total assets	441,987,765	665,658,551
Liabilities
Accrued advisory fee	135,983	261,299
Payable for investments purchased	2,194,340	29,600,982
Dividends payable	237,293	277,002
Payable for Fund shares redeemed	1,219,185	84,976
Other accrued expenses and payables	123,987	76,015
Total liabilities	3,910,788	30,300,274
Net assets, at value	$ 438,076,977	$ 635,358,277
Net Assets
Net assets consist of: Undistributed net investment income	52,249	-
Accumulated distributions in excess of net investment income	-	(70,009)
Net unrealized appreciation (depreciation) on investments	16,782,635	7,162,171
Accumulated net realized gain (loss)	(7,264,997)	(2,265,481)
Paid-in capital	428,507,090	630,531,596
Net assets, at value	$ 438,076,977	$ 635,358,277

a Cost of $416,874,368 for Municipal Bond Fund and $633,603,164 for Short-Term Municipal Bond Fund.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2003 (Unaudited) (continued)
Net Asset Value	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A Net assets applicable to shares outstanding	$ -	$ 34,842,500
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	3,348,042
Net Asset Value and redemption price per share	$ -	$ 10.41
Maximum offering price per share (100 / 98 of $10.41)	$ -	$ 10.62
Class B Net assets applicable to shares outstanding	$ -	$ 921,974
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	88,619
Net Asset Value, offering and redemption price per share	$ -	$ 10.40
Class C Net assets applicable to shares outstanding	$ -	$ 10,898,612
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	-	1,047,721
Net Asset Value and redemption price per share	$ -	$ 10.40
Maximum offering price per share (100 / 99 of $10.40)	$ -	$ 10.51
Institutional Class Net assets applicable to shares outstanding	$ 419,111,705	$ 481,135,147
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	37,030,337	46,252,260
Net Asset Value, offering and redemption price per share	$ 11.32	$ 10.40
Investment Class Net assets applicable to shares outstanding	$ 18,965,272	$ 107,560,044
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	1,671,382	10,343,271
Net Asset Value, offering and redemption price per share	$ 11.35	$ 10.40

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended April 30, 2003 (Unaudited)
Investment Income	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Income: Interest	$ 12,232,717	$ 9,033,402
Expenses: Advisory fees	905,154	947,444
Administration fees	271,549	284,235
Custodian fees	18,365	25,398
Distribution fee	-	10,418
Shareholder servicing fee	-	21,945
Auditing	12,406	12,616
Legal	3,500	9,692
Trustees' fees and expenses	8,612	5,418
Reports to shareholders	7,439	11,042
Registration fees	25,206	19,963
Other	-	23,203
Total expenses, before expense reductions	1,252,231	1,371,374
Expense reductions	(26,039)	(29,598)
Total expenses, after expense reductions	1,226,192	1,341,776
Net investment income	11,006,525	7,691,626
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,395,180	(261,631)
Net unrealized appreciation (depreciation) during the period on investments	3,371,291	3,171,887
Net gain (loss) on investment transactions	4,766,471	2,910,256
Net increase (decrease) in net assets resulting from operations	$ 15,772,996	$ 10,601,882

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Municipal Bond Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
Operations: Net investment income	$ 11,006,525	$ 21,244,128
Net realized gain (loss) on investment transactions	1,395,180	482,210
Net unrealized appreciation (depreciation) on investment transactions during the period	3,371,291	182,534
Net increase (decrease) in net assets resulting from operations	15,772,996	21,908,872
Distributions to shareholders from: Net investment income: Institutional Class	(10,564,551)	(20,589,257)
Investment Class	(353,726)	(654,869)
Fund share transactions: Proceeds from shares sold	60,583,375	160,527,903
Reinvestment of distributions	11,033,662	18,499,847
Cost of shares redeemed	(107,110,033)	(166,646,056)
Net increase (decrease) in net assets from Fund share transactions	(35,492,996)	12,381,694
Increase (decrease) in net assets	(30,638,277)	13,046,440
Net assets at beginning of period	468,715,254	455,668,814
Net assets at end of period (including undistributed net investment income of $52,249 and accumulated distributions in excess of net investment income of $35,999)	$ 438,076,977	$ 468,715,254

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Short-Term Municipal Bond Fund
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
Operations: Net investment income	$ 7,691,626	$ 9,213,382
Net realized gain (loss) on investment transactions	(261,631)	(508,313)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,171,887	961,612
Net increase (decrease) in net assets resulting from operations	10,601,882	9,666,681
Distributions to shareholders from: Net investment income: Class A	(49,965)	-
Class B	(1,219)	-
Class C	(11,119)	-
Institutional Class	(6,409,396)	(8,521,613)
Investment Class	(1,172,056)	(806,420)
Fund share transactions: Proceeds from shares sold	393,301,084	338,672,543
Reinvestment of distributions	6,814,353	7,516,607
Cost of shares redeemed	(134,551,040)	(140,530,288)
Net increase (decrease) in net assets from Fund share transactions	265,564,397	205,658,862
Increase (decrease) in net assets	268,522,524	205,997,510
Net assets at beginning of period	366,835,753	160,838,243
Net assets at end of period (including accumulated distributions in excess of net investment income of $70,009 and $117,880, respectively)	$ 635,358,277	$ 366,835,753

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Municipal Bond Fund

Institutional Class
Years Ended October 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30	$ 11.12
Income from investment operations:
Net investment income	.27	.53	.53	.56	.51	.53
Net realized and unrealized gain (loss) on investment transactions	.12	.02	.41	.11	(.59)	.18
Total from investment operations	.39	.55	.94	.67	(.08)	.71
Less distributions from: Net investment income	(.27)	(.53)	(.53)	(.56)	(.51)	(.53)
Net realized gains on investment transactions	-	-	-	-	(.05)	-
Total distributions	(.27)	(.53)	(.53)	(.56)	(.56)	(.53)
Net asset value, end of period	$ 11.32	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Total Return (%)[b]	3.52**	5.04	8.90	6.45	(.78)	6.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	419	454	442	515	623	571
Ratio of expenses before expense reductions (%)	.56*	.58	.57	.59	.58	.58
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.54
Ratio of net investment income (%)	4.85*	4.76	4.80	5.25	4.62	4.71
Portfolio turnover rate (%)	17*	17	27	29	27	42
[a] For the six months ended April 30, 2003 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Scudder Municipal Bond Fund

Investment Class
Years Ended October 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30	$ 11.11
Income from investment operations:
Net investment income	.26	.50	.50	.53	.49	.50
Net realized and unrealized gain (loss) on investment transactions	.15	.02	.41	.11	(.59)	.19
Total from investment operations	.41	.52	.91	.64	(.10)	.69
Less distributions from: Net investment income	(.26)	(.50)	(.50)	(.53)	(.49)	(.50)
Net realized gains on investment transactions	-	-	-	-	(.05)	-
Total distributions	(.26)	(.50)	(.50)	(.53)	(.54)	(.50)
Net asset value, end of period	$ 11.35	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Total Return (%)[b]	3.67**	4.77	8.63	6.21	(1.01)	6.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	14	13	12	7	5
Ratio of expenses before expense reductions (%)	.59*	.83	.82	.83	.82	.85
Ratio of expenses after expense reductions (%)	.59*	.79	.80	.80	.80	.79
Ratio of net investment income (%)	4.82*	4.52	4.55	5.01	4.33	4.41
Portfolio turnover rate (%)	17*	17	27	29	27	42
[a] For the six months ended April 30, 2003 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Scudder Short-Term Municipal Bond Fund

Class A
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40
Income from investment operations: Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.01
Total from investment operations	.06
Less distributions from: Net investment income	(.05)
Net asset value, end of period	$ 10.41
Total Return (%)	.56**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35
Ratio of expenses (%)	.80*
Ratio of net investment income (%)	2.81*
Portfolio turnover rate (%)	26*
[a] For the period from February 28, 2003 (commencement of sales of Class A shares) to April 30, 2003 (Unaudited). * Annualized ** Not annualized

Scudder Short-Term Municipal Bond Fund

Class B
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40
Income from investment operations: Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	.00[b]
Total from investment operations	.04
Less distributions from: Net investment income	(.04)
Net asset value, end of period	$ 10.40
Total Return (%)	.34**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses (%)	1.55*
Ratio of net investment income (%)	2.07*
Portfolio turnover rate (%)	26*
[a] For the period from February 28, 2003 (commencement of sales of Class B shares) to April 30, 2003 (Unaudited). [b] Amount is less than $.005. * Annualized ** Not annualized

Scudder Short-Term Municipal Bond Fund

Class C
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.40
Income from investment operations: Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	.00[b]
Total from investment operations	.04
Less distributions from: Net investment income	(.04)
Net asset value, end of period	$ 10.40
Total Return (%)	.34**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11
Ratio of expenses (%)	1.55*
Ratio of net investment income (%)	2.05*
Portfolio turnover rate (%)	26*
[a] For the period from February 28, 2003 (commencement of sales of Class C shares) to April 30, 2003 (Unaudited). [b] Amount is less than $.005. * Annualized ** Not annualized

Scudder Short-Term Municipal Bond Fund

Institutional Class
Years Ended October 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.34	$ 10.33	$ 10.16	$ 10.11	$ 10.37	$ 10.28
Income from investment operations:
Net investment income	.17	.41	.47	.50	.40	.46
Net realized and unrealized gain (loss) on investment transactions	.06	.01	.17	.05	(.26)	.09
Total from investment operations	.23	.42	.64	.55	.14	.55
Less distributions from: Net investment income	(.17)	(.41)	(.47)	(.50)	(.40)	(.46)
Net asset value, end of period	$ 10.40	$ 10.34	$ 10.33	$ 10.16	$ 10.11	$ 10.37
Total Return (%)[b]	2.15**	4.29	6.40	5.52	1.33	5.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	481	317	155	192	107	54
Ratio of expenses before expense reductions (%)	.57*	.60	.62	.71	.80	.82
Ratio of expenses after expense reductions (%)	.55*	.55	.55	.55	.55	.55
Ratio of net investment income (%)	3.17*	3.88	4.60	5.26	3.92	4.46
Portfolio turnover rate (%)	26*	34	63	52	64	28
[a] For the six months ended April 30, 2003 (Unaudited). [b] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not Annualized

Scudder Short-Term Municipal Bond Fund

Investment Class
Years Ended October 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.32	$ 10.16	$ 10.11	$ 10.37	$ 10.28
Income from investment operations:
Net investment income	.16	.39	.44	.47	.37	.39
Net realized and unrealized gain (loss) on investment transactions	.07	.01	.16	.05	(.26)	.09
Total from investment operations	.23	.40	.60	.52	.11	.48
Less distributions from: Net investment income	(.16)	(.39)	(.44)	(.47)	(.37)	(.39)
Net asset value, end of period	$ 10.40	$ 10.33	$ 10.32	$ 10.16	$ 10.11	$ 10.37
Total Return (%)[b]	2.14**	3.93	6.03	5.24	1.08	4.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	108	50	6.19		.27	.44
Ratio of expenses before expense reductions (%)	.68*	.85	.87	.96	1.00	1.02
Ratio of expenses after expense reductions (%)	.68*	.80	.80	.80	.80	.80
Ratio of net investment income (%)	3.11*	3.59	3.95	4.78	3.91	4.20
Portfolio turnover rate (%)	26*	34	63	52	64	26
[a] For the six months ended April 30, 2003 (Unaudited). [b] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not Annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Municipal Bond Fund and Short-Term Municipal Bond Fund ("Scudder Municipal Bond Fund" and "Scudder Short-Term Municipal Bond Fund" or the "Funds"), are each a diversified series of Morgan Grenfell Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust.

The Municipal Bond Fund offers two classes of shares to investors: Institutional Class shares and Investment Class shares. The Short-Term Municipal Bond Fund offers five classes of shares to investors: Class A shares, Class B shares, Class C shares, Institutional Class shares and Investment Class shares.

These multiple classes of shares provide investors with different purchase options. On February 28, 2003, the Short-Term Municipal Bond Fund commenced offering Class A, B and C shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to a 1% initial sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Investment Class shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices, obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At October 31, 2002, Scudder Municipal Bond Fund had net tax basis capital loss carryforward of approximately $8,659,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008, the expiration date, whichever occurs first.

At October 31, 2002, Scudder Short-Term Municipal Bond Fund had net tax basis capital loss carryforward of approximately $1,994,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 ($1,488,000) and October 31, 2010 ($506,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2002, each Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Undistributed tax-exempt income*	$ 1,748,410	$ 946,476
Undistributed net long-term capital gains	$ -	$ -
Capital loss carryforwards	$ (8,659,000)	$ (1,994,000)
Net unrealized appreciation (depreciation) on investments	$ 13,409,941	$ 3,980,038

In addition, during the year ended October 31, 2002, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Distributions from tax-exempt income*	$ 21,079,372	$ 9,223,176

* For tax purposes short-term capital gains distributions are considered ordinary taxable income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Cash. Cash includes deposits held at each Fund's custodian in a variable rate account at the applicable interest rate.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Municipal Bond Fund	$ 38,313,231	$ 69,271,003
Short-Term Municipal Bond Fund	$ 303,427,120	$ 57,268,119

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of each Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administration Fee") of 0.12% of the average daily net assets of each Fund, computed and accrued daily and payable monthly. For the six months ended April 30, 2003, the Administration Fee was as follows:

Administration Fee	Total Aggregated	Unpaid at April 30, 2003
Municipal Bond Fund	$ 271,549	$ 42,846
Short-Term Municipal Bond Fund	$ 284,235	$ 59,536

For the six months ended April 30, 2003, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Class A	n/a	.80%
Class B	n/a	1.55%
Class C	n/a	1.55%
Institutional Class	.55%	.55%
Investment Class	.80%	.80%

Under theses agreements, the Advisor waived and absorbed $26,039 and $29,598 of expenses of the Municipal Bond Fund and Short-Term Municipal Bond Fund, respectively.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B and C shares. For the six months ended April 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2003
Short-Term Municipal Bond Fund
Class A	$ 5,145	$ 4,242
Class B	495	371
Class C	4,778	3,891
	$ 10,418	$ 8,504

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B, C and Investment Class shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2003, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at April 30, 2003	Effective Rate
Short-Term Municipal Bond Fund
Class B	$ 166	$ 124.25%
Class C	1,597	1,300.25%
Investment Class	20,182	4,630	.05%*
	$ 21,945	$ 6,054
Municipal Bond Fund
Investment Class	$ -	$ -	-*

* The Shareholder Servicing Fee for the Investment Class of the Municipal Bond Fund and Short-Term Municipal Bond Fund includes adjustments of $21,875 and $50,569, respectively, as a one time change in estimates.

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares of the Short-Term Municipal Bond Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the period from February 28, 2003 to April 30, 2003 aggregated $6,957 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the period from February 28, 2003 to April 30, 2003, the CDSC for Class B and C shares was $0 and $0, respectively.

Trustees' Fees and Expenses. The Funds pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Share Transactions

Scudder Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2003		Year Ended October 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Class	4,807,308	$ 53,999,255	13,268,639	$ 147,747,024
Investment Class	583,909	6,584,120	1,150,972	12,780,879
		$ 60,583,375		$ 160,527,903
Shares issued to shareholders in reinvestment of distributions
Institutional Class	946,910	$ 10,649,233	1,609,697	$ 17,882,817
Investment Class	34,126	384,429	55,526	617,030
		$ 11,033,662		$ 18,499,847
Shares redeemed
Institutional Class	(9,287,115)	$ (104,469,609)	(13,890,651)	$ (154,431,053)
Investment Class	(234,879)	(2,640,424)	(1,099,615)	(12,215,003)
		$ (107,110,033)		$ (166,646,056)
Net increase (decrease)
Institutional Class	(3,532,897)	$ (39,821,121)	987,685	$ 11,198,788
Investment Class	383,156	4,328,125	106,883	1,182,906
		$ (35,492,996)		$ 12,381,694

Scudder Short-Term Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2003		Year Ended October 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A*	3,402,717	$ 35,357,273	-	$ -
Class B*	88,819	922,885	-	-
Class C*	1,134,448	11,784,073	-	-
Institutional Class	24,537,294	254,390,156	26,851,819	277,034,107
Investment Class	8,766,890	90,846,697	5,972,981	61,638,436
		$ 393,301,084		$ 338,672,543
Shares issued to shareholders in reinvestment of distributions
Class A*	4,496	$ 46,788	-	$ -
Class B*	79	827	-	-
Class C*	982	10,212	-	-
Institutional Class	609,355	6,320,647	718,970	7,412,454
Investment Class	42,041	435,879	10,082	104,153
		$ 6,814,353		$ 7,516,607
Shares redeemed
Class A*	(59,171)	$ (617,922)	-	$ -
Class B*	(279)	(2,913)	-	-
Class C*	(87,709)	(911,570)	-	-
Institutional Class	(9,580,119)	(99,304,850)	(11,851,002)	(122,061,361)
Investment Class	(3,256,386)	(33,713,785)	(1,791,111)	(18,468,927)
		$(134,551,040)		$ (140,530,288)
Net increase (decrease)
Class A*	3,348,042	$ 34,786,139	-	$ -
Class B*	88,619	920,799	-	-
Class C*	1,047,721	10,882,715	-	-
Institutional Class	15,566,530	161,405,953	15,719,787	162,385,200
Investment Class	5,552,545	57,568,791	4,191,952	43,273,662
		$ 265,564,397		$ 205,658,862

* For the period from February 28, 2003 (commencement of sales for Class A, B and C shares) to April 30, 2003.

E. Line of Credit

Each Fund and several other affiliated funds (the "Participants") share in a $50 million revolving credit facility administered by Bank of Nova Scotia for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 1.0 percent.

Effective April 11, 2003, the Funds entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the Funds advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Municipal Bond Fund and Short-Term Municipal Bond Fund may borrow up to a maximum of 10 and 33 percent, respectively, of their net assets under the agreement.

F. Other Information

Effective April 7, 2003, State Street Bank and Trust Company ("State Street") is each Fund's custodian. Prior to April 7, 2003, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02110, served as custodian for each Fund.

Investment Products

Scudder Funds
Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Gold & Precious Metals Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central European Equity Fund, Inc.

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian

State Street Bank and Trust Company

One Heritage Drive JPB/2N North Quincy, MA 02171
Independent Auditors

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended April 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Emerging Markets Debt Fund, European Equity
                                    Fund, International Select Equity Fund,
                                    Municipal Bond Fund, Short-Term Municipal
                                    Bond Fund, Fixed Income Fund, Short Duration
                                    Fund and High Income Plus Fund, each a
                                    series of Scudder MG Investments Trust

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Emerging Markets Debt Fund, European Equity
                                    Fund, International Select Equity Fund,
                                    Municipal Bond Fund, Short-Term Municipal
                                    Bond Fund, Fixed Income Fund, Short Duration
                                    Fund and High Income Plus Fund, each a
                                    series of Scudder MG Investments Trust

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    ------------------------------

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               6/30/03
                                    ------------------------------